Document And Entity Information	12 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	Hollysys Automation Technologies, Ltd.
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30
Entity Filer Category	Accelerated Filer
Trading Symbol	HOLI
Entity Common Stock, Shares Outstanding	57,554,824
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash and cash equivalents	$ 112,228,579	$ 96,332,962
Time deposits with maturities over three months	20,858,840	21,586,896
Restricted cash	3,390,144	5,544,273
Accounts receivable, net of allowance for doubtful accounts of $14,287,361 and $20,102,808 as of June 30, 2012 and 2013, respectively	176,598,496	136,589,994
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $1,890,108 and $2,361,880 as of June 30, 2012 and 2013, respectively	143,752,978	115,161,236
Other receivables, net of allowance for doubtful accounts of $344,978 and $322,218 as of June 30, 2012 and 2013, respectively	11,722,535	7,287,214
Advances to suppliers	8,593,175	10,300,182
Amounts due from related parties	26,511,454	16,336,558
Inventories	34,104,057	26,745,225
Prepaid expenses	1,073,655	876,363
Income tax recoverable	1,704,290	139,469
Deferred tax assets	3,033,931	772,061
Assets held for sale	2,876,054	0
Total current assets	546,448,188	437,672,433
Restricted cash	6,754,117	0
Prepaid expense	425,936	0
Property, plant and equipment, net	79,496,315	63,536,646
Prepaid land leases	12,629,664	6,870,076
Acquired intangible assets, net	11,817,596	594,971
Investments in equity investees	16,063,731	13,080,929
Investments in cost investees	3,715,808	2,996,638
Goodwill	65,787,020	27,588,883
Deferred tax assets	1,494,551	414,399
Total non-current assets	198,184,738	115,082,542
Total assets	744,632,926	552,754,975
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term bank loans	8,329,263	0
Current portion of long-term bank loans	8,671,080	7,914,668
Accounts payable	111,052,268	78,761,476
Construction costs payable	5,872,553	923,205
Deferred revenue	67,066,822	59,293,745
Accrued payroll and related expenses	8,966,026	6,448,623
Income tax payable	6,296,759	3,605,030
Warranty liabilities	1,865,784	3,575,920
Other tax payables	22,048,392	18,225,344
Accrued liabilities	18,580,398	7,746,036
Amounts due to related parties	2,080,869	1,964,275
Deferred tax liabilities	2,186,518	370,300
Current portion of acquisition-related consideration	5,435,451	0
Total current liabilities	268,452,183	188,828,622
Long-term bank loans	19,104,733	24,641,374
Deferred tax liabilities	3,272,698	0
Warranty liabilities	2,094,857	0
Non-current portion of acquisition-related consideration	36,233,460	0
Total non-current liabilities	60,705,748	24,641,374
Total liabilities	329,157,931	213,469,996
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 55,998,917 and 57,554,824 shares issued and outstanding as of June 30, 2012 and 2013, respectively	57,555	55,999
Additional paid-in capital	170,779,250	151,305,146
Statutory reserves	23,146,671	23,091,072
Retained earnings	182,873,145	130,934,342
Accumulated other comprehensive income	36,871,667	32,714,556
Total Hollysys Automation Technologies Ltd. stockholder’s equity	413,728,288	338,101,115
Noncontrolling interests	1,746,707	1,183,864
Total equity	415,474,995	339,284,979
Total liabilities and equity	$ 744,632,926	$ 552,754,975

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2013	Jun. 30, 2012
Allowance for doubtful accounts, accounts receivable	$ 20,102,808	$ 14,287,361
Allowance for doubtful accounts receivable and unbilled services	2,361,880	1,890,108
Allowance for doubtful accounts, other receivables	$ 322,218	$ 344,978
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	57,554,824	55,998,917
Common stock, shares outstanding (in shares)	57,554,824	55,998,917

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net revenues
Integrated contract revenue (including revenue from related parties of $3,717,358, $5,256,870 and $18,473,320 for the years ended June 30, 2011, 2012 and 2013, respectively)	$ 328,551,083	$ 304,967,477	$ 248,576,098
Products sales (including revenue from related parties of $580,705, $109,917 and $1,083,803 for the years ended June 30, 2011, 2012 and 2013, respectively)	20,503,919	16,736,455	14,265,788
Total net revenues	349,055,002	321,703,932	262,841,886
Costs of integrated contracts (including purchases from related parties of $3,064,587, $72,774 and $1,475,149 for the years ended June 30, 2011, 2012 and 2013 respectively)	218,586,778	189,152,826	165,354,157
Costs of products sold	6,799,536	6,204,356	6,359,013
Gross profit	123,668,688	126,346,750	91,128,716
Operating expenses
Selling	26,793,752	27,636,866	20,445,846
General and administrative	29,647,665	26,025,459	16,671,448
Research and development	32,507,314	25,552,297	20,132,575
VAT refunds and government subsidies	(22,982,148)	(18,306,056)	(10,811,919)
Total operating expenses	65,966,583	60,908,566	46,437,950
Income from operations	57,702,105	65,438,184	44,690,766
Other (expense) income, net (including other income from related parties of nil ,$45,475 and $65,926 for the years ended June 30, 2011, 2012 and 2013, respectively)	879,427	792,817	(208,093)
Gain on disposal of long term investments	0	2,043,977	1,400,533
Dilution gain on share of an equity investee	0	0	756,619
Share of net income (loss) of equity investees	297,177	(3,141)	2,847,866
Interest income	3,075,072	1,751,982	1,101,531
Interest expenses	(2,169,667)	(3,097,754)	(2,680,141)
Dividend income from cost investees	833,567	0	0
Income before income taxes	60,617,681	66,926,065	47,909,081
Income tax expenses	8,096,798	10,352,318	6,443,967
Net income	52,520,883	56,573,747	41,465,114
Less: net (loss) income attributable to noncontrolling interests	526,481	351,900	(4,884)
Net income attributable to Hollysys Automation Technologies Ltd.	51,994,402	56,221,847	41,469,998
Other comprehensive income, net of nil tax
Translation adjustments, net of nil tax	4,193,473	5,910,090	9,308,905
Comprehensive income	56,714,356	62,483,837	50,774,019
Less: comprehensive income attributable to noncontrolling interests	562,843	373,246	35,753
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 56,151,513	$ 62,110,591	$ 50,738,266
Net income per share:
Basic (in dollars per share)	$ 0.93	$ 1.01	$ 0.76
Diluted (in dollars per share)	$ 0.92	$ 1.01	$ 0.75
Shares used in income per share computation:
Weighted average number of ordinary shares	56,167,592	55,659,765	54,564,842
Weighted average number of diluted ordinary shares	56,412,469	55,828,361	54,949,280

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Integrated contract revenue from related parties	$ 18,473,320	$ 5,256,870	$ 3,717,358
Products sales revenue from related parties	1,083,803	109,917	580,705
Costs of integrated contracts purchase from related parties	1,475,149	72,774	3,064,587
Sales Of Goods and Services To Related Parties Amount	$ 65,926	$ 45,475	$ 0

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 52,520,883	$ 56,573,747	$ 41,465,114
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation of property, plant and equipment	6,223,644	6,054,199	4,334,113
Amortization of prepaid land leases	157,504	171,204	134,479
Amortization of intangible assets	2,847,773	1,362,282	0
Allowance for doubtful accounts	6,341,873	4,434,129	2,816,320
(Gain) loss on disposal of property, plant and equipment	(97,449)	196,117	(166,177)
Impairment loss on property, plant and equipment	0	0	23,711
Impairment loss on share of a cost investment	0	0	165,948
Share of net (income) loss from equity investees	(297,177)	3,141	(2,847,866)
Gain on disposal of long term investments	0	(2,043,977)	(1,400,533)
Gain on disposal of a subsidiary	(6,478)	0	0
Dilution gain on share of an equity investee	0	0	(756,619)
Amortization of expenses accrued for bond payable	0	0	31,531
Share-based compensation expenses	1,599,496	1,139,368	551,966
Deferred income tax (benefit) expenses	(1,955,829)	1,713,253	(1,297,968)
Dividends income from cost investees	(833,567)	0	0
Acquisition-related consideration adjustments	1,163,179	0	0
Changes in operating assets and liabilities:
Accounts receivable	(33,422,591)	(29,288,766)	(30,227,617)
Costs and estimated earnings in excess of billings	(19,956,215)	(12,302,872)	(42,587,603)
Inventories	(6,673,261)	2,412,298	(3,256,130)
Advances to suppliers	2,054,370	(1,814,764)	3,384,430
Other receivables	(3,432,599)	4,132,144	(685,398)
Deposits and other assets	(4,856,915)	(1,118,873)	506,365
Due from related parties	(11,672,808)	(2,871,070)	(336,128)
Accounts payable	22,435,049	8,838,803	18,481,215
Deferred revenue	4,140,209	14,392,486	7,994,334
Accruals and other payable	11,040,307	2,966,928	2,113,829
Due to related parties	57,762	(344,006)	(457,800)
Income tax payable	53,799	(2,871,713)	(1,167,314)
Other tax payables	3,246,426	5,445,154	1,390,307
Net cash (used in) provided by operating activities	30,677,385	57,179,212	(1,793,491)
Cash flows from investing activities:
Time deposits placed with banks	(19,592,169)	(39,012,896)	0
Purchases of property, plant and equipment	(9,087,583)	(8,250,146)	(16,045,183)
Maturity of time deposits	28,068,557	17,426,000	0
Proceeds from disposal of property, plant and equipment	333,810	3,276,341	12,574
Proceeds from disposal of shares of equity investees	0	4,439,707	3,726,997
Repayments from equity investees	0	0	27
Acquisition of shares of an equity investee	0	(474,316)	0
Dividends from equity investees	0	0	90,517
Acquisition of a subsidiary, net of cash acquired	(11,936,376)	(5,296,855)	0
Cash prepaid for acquisition of a subsidiary	0	0	(16,856,148)
Proceeds from disposal of a subsidiary	112,674	0	0
Net cash used in investing activities	(12,101,087)	(27,892,165)	(29,071,216)
Cash flows from financing activities:
Repayments of bonds payable	0	0	(12,068,913)
Proceeds from short-term bank loans	7,499,136	563,736	15,671,580
Repayments of short-term bank loans	(4,555,348)	(12,314,261)	(5,924,784)
Proceeds from long-term bank loans	610,588	0	0
Repayments of long-term bank loans	(8,237,030)	(6,012,895)	(1,508,614)
Proceeds from exercise of options	967,200	672,000	1,070,700
Repayment of amounts due to the former shareholders of a subsidiary	0	(8,243,700)	0
Net cash used in financing activities	(3,715,454)	(25,335,120)	(2,760,031)
Effect of foreign exchange rate changes	1,034,773	1,711,976	4,791,852
Net (decrease) increase in cash and cash equivalents	15,895,617	5,663,903	(28,832,886)
Cash and cash equivalents, beginning of year	96,332,962	90,669,059	119,501,945
Cash and cash equivalents, end of year	112,228,579	96,332,962	90,669,059
Supplementary disclosures of cash flow information:
Interest	2,087,170	3,031,593	2,680,141
Income tax	10,024,263	11,144,407	7,109,057
Supplementary disclosures of significant non-cash transactions:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	6,763,643	8,010,950	0
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Concord	0	9,121,499	0
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Bond	$ 16,908,964	$ 0	$ 0

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2010	$ 213,471,590	$ 54,450	$ 138,751,162	$ 17,396,777	$ 38,936,792	$ 17,557,544	$ 212,696,725	$ 774,865
Balance (in shares) at Jun. 30, 2010		54,449,129
Share-based compensation	551,966		551,966				551,966
Issuance of ordinary shares upon exercise of options	1,070,700	243	1,070,457				1,070,700
Issuance of ordinary shares upon exercise of options (in shares)		243,000
Net income for the year	41,465,114				41,469,998		41,469,998	(4,884)
Appropriations to statutory reserves				5,665,002	(5,665,002)
Translation adjustments, net of nil tax	9,308,905					9,268,268	9,268,268	40,637
Balance at Jun. 30, 2011	265,868,275	54,693	140,373,585	23,061,779	74,741,788	26,825,812	265,057,657	810,618
Balance (in shares) at Jun. 30, 2011		54,692,129
Share-based compensation	1,139,368		1,139,368				1,139,368
Issuance of ordinary shares upon exercise of options	672,000	300	671,700				672,000
Issuance of ordinary shares upon exercise of options (in shares)		300,000
Acquisition of a subsidiary	9,121,499	1,006	9,120,493			0	9,121,499
Acquisition of a subsidiary (in shares)		1,006,788
Net income for the year	56,573,747				56,221,847		56,221,847	351,900
Appropriations to statutory reserves				29,293	(29,293)
Translation adjustments, net of nil tax	5,910,090					5,888,744	5,888,744	21,346
Balance at Jun. 30, 2012	339,284,979	55,999	151,305,146	23,091,072	130,934,342	32,714,556	338,101,115	1,183,864
Balance (in shares) at Jun. 30, 2012		55,998,917
Share-based compensation	1,599,496		1,599,496				1,599,496
Issuance of ordinary shares upon exercise of options	967,200	138	967,062				967,200
Issuance of ordinary shares upon exercise of options (in shares)		138,000
Issuance of ordinary shares upon vesting of restricted shares		10	(10)
Issuance of ordinary shares upon vesting of restricted shares (in shares)		10,000
Acquisition of a subsidiary	16,908,964	1,408	16,907,556			0	16,908,964
Acquisition of a subsidiary (in shares)		1,407,907
Net income for the year	52,520,883				51,994,402		51,994,402	526,481
Appropriations to statutory reserves				55,599	(55,599)
Translation adjustments, net of nil tax	4,193,473					4,157,111	4,157,111	36,362
Balance at Jun. 30, 2013	$ 415,474,995	$ 57,555	$ 170,779,250	$ 23,146,671	$ 182,873,145	$ 36,871,667	$ 413,728,288	$ 1,746,707
Balance (in shares) at Jun. 30, 2013		57,554,824

ORGANIZATION AND BUSINESS BACKGROUND	12 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 -	ORGANIZATION AND BUSINESS BACKGROUND

Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”), formerly known as HLS Systems International Ltd., was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006, for the purpose of merging with Chardan North China Acquisition Corporation (“Chardan”), a blank check company incorporated in Deleware, United States of America, and to hold 100% interest in Gifted Time Holdings Limited (“GTH”) upon the completion of a share exchange transaction (the “Share Exchange Transaction”). GTH was established under the laws of BVI on September 21, 2005 and was the holding company of Beijing Hollysys Co., Ltd. (“Beijing Hollysys”) and Hangzhou Hollysys Automation Co., Ltd. (“Hangzhou Hollysys”) through a reorganization arrangement with equity interests of 74.11% and 60%, respectively.

On September 7, 2007, the shareholders of Chardan approved the Share Exchange Transaction. As a result, Chardan merged with and into Hollysys to finish the re-domestication merger and Hollysys consummated the Share Exchange Transaction with GTH. Upon completion of the Share Exchange Transaction, Hollysys owned 100% interest in GTH, which held 74.11% beneficiary interest of Beijing Hollysys and 60% equity interest of Hangzhou Hollysys. Beijing Hollysys held the remaining 40% equity interest of Hangzhou Hollysys.

On July 1, 2009, the Company acquired 1.78% equity interest in Beijing Hollysys from the noncontrolling shareholders for a consideration of RMB18,000,000 (approximately $2,638,793). Upon completion of the acquisition, the Company held a 75.89% equity interest in Beijing Hollysys.

On December 23, 2009, the Company entered into a share sale and purchase agreement with Unionway Resources Limited (“Unionway”), a company incorporated in the BVI, pursuant to which, among other things, the Company acquired 24.11% equity interest of Beijing Hollysys. As the consideration for the acquisition, the Company paid RMB67,634,366 ($9,917,063) in cash and issued 4,413,948 ordinary shares, with total fair value of $53,011,515, to Unionway on March 16, 2010. Upon completion of the acquisition, the Company indirectly owns 100% of Beijing Hollysys.

On July 1, 2011, the Company acquired 100% equity interest of Concord Corporation Pte. Ltd (including Concord Corporation Pte. Ltd., Dubai branch) and its subsidiaries, Concord Electrical Pte. Ltd., and Concord Electrical Sdn. Bhd. (collectively, “Concord”). Concord is a Singapore headquartered integrated construction and installation services provider to rail and industrial companies in Southeast Asia and the Middle East.

On May 9, 2012, Concord Solution (HK) Limited was established to provide integrated automation products and services.  It is 100% indirectly owned by the Company with a registered capital of HKD10,000.

On July 24, 2012, Hangzhou Hollysys System Engineering Co., Ltd. was established to provide integrated automation products and services. It is 100% indirectly owned by the Company with a registered capital of RMB50,000,000.

In December 2012, the Company disposed of its 51% equity interest in Beijing WoDeWeiYe Technology Exploration Co., Ltd. (“WoDeWeiYe”) for a consideration of $112,674. WoDeWeiYe was insignificant to the Company and thus the results of WoDeWeiYe were not presented as discontinued operation. The net revenues and net income (loss) of WoDeWeiYe included in the consolidated financial statements of the Company were as follows:

	Year ended June 30,
	2011	2012	2013

Net revenues	$881,507	$726,193	$48,826
Net income (loss)	$(169,472)	$84,147	$(32,763)

On January 10, 2013, Hollysys International Pte. Ltd. was established under the law of Singapore for the purpose of holding the 100% equity interest of Bond Corporation Pte. Ltd. to complete the acquisition. It is 100% owned by the Company with a registered capital of SGD20,000,000.

On February 21, 2013, Concord M Design and Engineering Company Limited was established to undertake potential projects in Macau. It is 100% indirectly owned by the Company with a registered capital of 25,000 Macau Pataca.

On April 1, 2013, the Company acquired 100% equity interest of Bond Corporation Pte. Ltd. and its subsidiaries, Bond M & E Sdn. Bhd., Bond M & E (KL) Sdn. Bhd. and Bond M & E Pte. Ltd (collectively, “Bond”). Bond is a Singapore headquartered mechanical and electrical solution service provider for building construction and renovation projects in Malaysia and Singapore.

As of June 30, 2013, details of the Company’s subsidiaries are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited ("GTH")	BVI	September 21, 2005	100%	-	Investment holding

Clear Mind Limited ("Clear Mind")	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited ("World Hope")	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")	People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Hollysys Group Co., Ltd. ("Hollysys Group")	PRC	December 17, 2007	-	100%	Investment holding

Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")	PRC	April 15, 2011	-	100%	Investment management

Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")	PRC	May 13, 2008	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")	PRC	September 24, 2003	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys System Engineering Co., Ltd. (“Hangzhou System”)	PRC	July 24, 2012		100%	Provision of integrated automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")	PRC	June 4, 2010	-	100%	Manufacture components of automation products for members of Hollysys

Beijing Hollycon Medicine & Technology Co., Ltd.(“Hollycon”)	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Beijing Hollysys Co., Ltd. ("Beijing Hollysys")	PRC	September 25, 1996	-	100%	Provision of integrated automation products and services

Beijing Haotong Science and Technology Development Co., Ltd. ("Haotong")	PRC	October 26, 2000	-	100%	Dormant

Xi’an Hollysys Co., Ltd. ("Xi'an Hollysys")	PRC	March 9, 2011	-	100%	Research and development

Hollsys International Pte. Limited ("HI")	Singapore	January 10, 2013	100%	-	Investment holding

Hollysys (Asia Pacific) Pte. Limited ("HAP")	Singapore	October 23, 1997	-	100%	Sale of integrated automation products

Concord Corporation Pte. Ltd ("CCPL")	Singapore	March 10, 2008	-	100%	Provision of integrated construction and installation services

Concord Electrical Pte. Ltd. ("CEPL")	Singapore	May 25, 1984	-	100%	Provision of integrated construction and installation services

Concord Electrical Sdn. Bhd. ("CESB")	Malaysia	May 13, 1994	-	100%	Provision of integrated construction and installation services

Concord Solution (HK) Limited ("CSHK")	Hong Kong	May 9, 2012	-	100%	Provision of integrated automation products and services

Concord M Design and Engineering Company Limited (“CMDE”)	Macau	February 21, 2013	-	100%	Provision of integrated automation products and services

Bond Corporation Pte Ltd ("BCPL")	Singapore	November 1, 2012	-	100%	Investment holding

Bond M & E Pte. Ltd (“BMSG”)	Singapore	March 6, 1981	-	100%	Provision of mechanical and electrical solutions and installation services

Bond M & E Sdn. Bhd. (“BMJB”)	Malaysia	October 25, 1983	-	100%	Provision of mechanical and electrical solutions and installation services

Bond M & E (KL) Sdn. Bhd. (“BMKL”)	Malaysia	October 24, 1989	-	100%	Provision of mechanical and electrical solutions and installation services

The Company is principally engaged in the manufacture, sale and provision of integrated automation systems and services, mechanical and electrical solution services and installation services in the PRC, Hong Kong, Southeast Asia and the Middle East through its operating subsidiaries.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 -	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of presentation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances are eliminated upon consolidation. The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Foreign currency translations and transactions

The Company, GTH, Clear Mind and World Hope’s functional and reporting currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries use the primary currency of the economic environment in which their operations are conducted as their functional currency. Renminbi (“RMB”) is determined to be the functional currency of all PRC subsidiaries; Singapore dollar (“SGD”) is determined to be the functional currency of HI, HAP, CCPL, CEPL, BCPL and BMSG; Malaysian Ringgit (“MYR”) is determined to be the functional currency of CESB, BMJB and BMKL; and United Arab Emirates Dirham (“AED”), Hong Kong dollar (“HKD”), and Macau Pataca (“MOP”) are the functional currencies of CCPL Dubai branch, CSHK, and CMDE respectively.

The Company translates the assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive income. Gains or losses resulting from transactions in currencies other than the functional currency are reflected in the consolidated statements of comprehensive income for the reporting period.

For the years ended June 30, 2011, 2012 and 2013, the Company recorded foreign exchange gain (loss), net of $1,326,011, ($275,341) and $799,609, respectively.

Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”). The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period.

Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time deposits with original maturities over three months

Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms of six months or one year. As of June 30, 2013, an amount of $14,016,821 and $6,842,019 time deposit with original maturities over three months were placed in financial institutions in the PRC and Malaysia, respectively.

Restricted cash

Restricted cash consists of the cash deposited in banks pledged for performance guarantees and is not available until these guarantees are expired or cancelled.

Revenue recognition

Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over the contractual terms based on the percentage of completion method. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from 6 months to 5 years excluding the warranty period. The majority of the contract duration is longer than one year.

Revenue generated from mechanical and electrical solution contracts for the construction or renovation of buildings, rail or infrastructure facilities are recognized over the contractual terms based on the percentage of completion method. The contracts for mechanical and electrical solution services are legally enforceable binding agreements between the Company and customers. The duration of contracts depends on the contract size and the complexity of the construction work and ranges from 6 months to 3 years excluding the warranty period. The majority of the contract duration is longer than one year.

In accordance with ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts (“ASC 605-35”) recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Revisions in the estimated total costs of integrated contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made in the period when anticipated losses are expected on uncompleted contracts.

The Company reviews and updates the estimated total costs of integrated solution contracts at least semi-annually. The Company accounts for revisions to contract revenue and estimated total costs of integrated solution contracts, including the impact due to approved change orders, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers. Excluding the impact of change orders, if the estimated total costs of integrated solution contracts, which are revised during the year ended June, 30, 2013, had been used as a basis of recognition of contract revenue since the contract commencement, net income, basic net income per share, and diluted net income per share for the year ended June 30, 2013, would have decreased by $11,252,708, $0.20, and $0.20, respectively. Revisions to estimated total costs for the year ended June 30, 2013 were made in the ordinary course of business.

The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. The Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans and margins.

Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met.

The Company generally recognizes 100% of the contractual revenue upon receipt of customer acceptance as the Company estimates that no further major costs will be incurred under a contract, a signed customer acceptance document has been obtained, and the warranty period commences. Revenues are presented net of taxes collected on behalf of the government.

Product sales

Revenue generated from sales of products is recognized when the following four revenue recognition criteria are met (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Inventories

Inventories are composed of raw materials, work in progress, purchased and manufactured finished goods and low value consumables. Inventories are accounted for on the “first-in, first-out basis”, and stated at the lower of cost or market.

The Company assesses the lower of cost or market for non-saleable, excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of integrated contracts and/or costs of products sold.

Costs incurred for a specific anticipated contract are included in inventory when the recoverability is evaluated to be probable. Costs included in inventory in anticipation of a contract are included in contract costs upon the receipt of the anticipated contract.

Warranties

Warranties represent a major term under an integrated contract, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under an integrated contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for an integrated contract throughout the contract period. In addition, the Company estimates whether or not the accrued warranty liabilities are adequate by considering specific conditions that may arise and the number of contracts under warranty period at each reporting date. The Company adjusts the accrued warranty liabilities in line with the results of its assessment.

Accounts receivable and costs and estimated earnings in excess of billings

Performance of the integrated contracts will often extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual agreements. There are different billing practices in PRC and overseas operating subsidiaries including Concord and Bond. In the PRC, billings are rendered based on agreed milestones depending on the contracts terms with customers. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run and customer acceptance, and 4) expiration of the warranty period. The amounts to be billed when each of the specified milestones is reached are specified in the contracts. All contracts have the first milestone, but not all contracts have a prepayment. Each interval of two continuous billings under an integrated contract varies depending on the duration of the contract (under certain contracts, the interval of two continuous billings is longer than one year) and the last billing to be issued for an integrated solution contract is at the end of a warranty period. For Concord and Bond, billing claims are rendered subject to the approval and certification by the customers or their designated consultants. Payments are made to Concord or Bond based on the certified billings accordingly to the payment terms as mutually agreed between the customers and Concord or Bond. Certain amounts are retained by the customer and payable to Concord and Bond upon satisfaction of final quality inspection or at the end of the warranty period. The retained amounts for the three years ended June 30, 2011, 2012 and 2013 were nil, $2,091,805 and $6,549,418, respectively. Prepayments received are recorded as deferred revenue. The deferred revenue will be recognized as revenue under the percentage of completion method along with the progress of a contract. If no prepayment is received by the Company, revenue will be recognized through cost and estimated earnings in excess of billings.

The Company does not require collateral from its customers. Based on the prevailing collection practices in China, it is a reasonable expectation for the enterprises in the automation industry to take over one year to collect the accounts receivable in full.

The Company does not charge interest for late payments by its customers. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and its historical experience. The Company sets up a doubtful account for an individual customer based on the customer’s credit worthiness.

Property, plant and equipment, net

Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5 - 6 years
Electronic and other equipment	3 - 10 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, other costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.

Maintenance and repairs are charged directly to expense as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Prepaid land leases, net

Prepaid land lease payments, for the land use right of three parcels of land in the PRC, three parcels of leasehold land in Malaysia and one parcel of leasehold land in Singapore, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 88 years.

Acquired intangible assets, net

Acquired intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets, except for which are estimated to have an indefinite useful life, are amortized using a straight-line method. Intangible assets estimated to have an indefinite useful life are not amortized but tested for impairment annually or more frequently when indicators of impairment exist.

The estimated useful lives for the acquired intangible assets are as follows:

Category	Estimated useful life
Customer relationship	57 - 60 months
Order backlog	21 - 33 months

Residual values are considered nil.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company’s goodwill outstanding at June 30, 2013 was related to the acquisition of Concord and Bond (see note 3). In accordance with ASC 350, Intangibles, Goodwill and Other (“ASC 350”), goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment on June 30 in each year. The Company adopted ASU No. 2011- 08, Testing Goodwill for Impairment, pursuant to which the Company performs a qualitative assessment to determine if it is more likely than not that the fair value of each identified reporting unit is less than its carrying amount. If this is the case, the Company is not required to calculate the fair value of its reporting unit(s) and perform the two-step impairment test. However, if the Company concludes otherwise, the first step of the two-step impairment test is performed by comparing the carrying value of its reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Company recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value.

There was no impairment loss for the periods presented.

Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

The impairment loss on long-lived assets for each of the years ended June 30, 2011, 2012 and 2013 were $23,711, nil and nil respectively, included in the general and administrative expenses, which represented impairment loss on property, plant and equipment.

Shipping and handling costs

All shipping and handling fees charged to customers are included in net revenue, and shipping and handling costs for goods shipped by the Company to customers are included in cost of integrated contracts and/or costs of products sold.

Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company adopted ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in the accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Research and development costs

Research and development costs consist primarily of staff costs, which include salaries, bonuses and benefits for research and development personnel. Research and development costs also include travel expenses of research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in research and development activities. Research and development costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

VAT refunds and government subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 17% of its sales as valued added tax (“VAT”), and then is entitled to a refund of the portion that the Company’s actual VAT burden exceeding 3% levied on all sales containing internally developed software products. VAT refunds are recognized in the statements of comprehensive income when the necessary approval from the tax authority has been received. Certain subsidiaries of the Company located in the PRC receive government subsidies from local PRC government agencies. Government subsidies are recognized in the statement of comprehensive income when the attached conditions have been met. Government grants received for the years ended June 30, 2011, 2012 and 2013 amounted to $2,374,496  and $5,408,210 and $11,322,147, respectively, of which $1,823,851 and $3,294,511 and $4,877,720 were included as a credit to operating expenses in the statements of comprehensive income for the year ended June 30, 2011, 2012 and 2013, respectively.

Appropriations to statutory reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve. All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital. In general, the statutory reserve shall not be used for dividend distribution purposes.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated contracts, expected gross margins of integrated solution contracts, allowance for doubtful accounts, fair values of share options, the purchase price allocation and contingent consideration with respect to business combinations, warranties, valuation allowance of deferred tax assets and impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Segment reporting

In accordance with ASC 280, Segment reporting (“ASC 280”), segment reporting is determined based on how the Company’s chief operating decision makers review operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company organizes its internal financial reporting structure based on its main product and service offerings. To better assess the Company’s performance and allocate resources, the chief operating decision makers revised their internal financial reporting structure and their management report for the year ended June 30, 2013 and operates in three principal business segments from 2013, namely industrial automation, rail transportation and mechanical and electrical solution. The prior year comparative segment disclosures were restated to reflect the Company’s current financial reporting structure. The Company does not allocate any assets to the three segments as management does not use the information to measure the performance of the reportable segments.

Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. In accordance with ASC 220, Comprehensive Income (“ASC 220”), the Company presents components of net income and other comprehensive income in one continuous statement.

Investments in cost and equity investees

The Company accounts for its equity investments under either the cost method or the equity method considering if the Company has the right and is able to exercise significant influences over the investees. Under the cost method, investments are initially carried at cost. The Company recognizes an impairment charge, equal to the difference between the cost basis and the fair value of the investment, when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. A variety of factors are considered when determining if a decline in fair value below carrying value is other than temporary, including, among others, the financial condition and prospects of the investee.

The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company's investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. Unrealized inter-company profits and losses with equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.

The impairment loss on investment in cost investees for the years ended June 30, 2011, 2012 and 2013 were $165,948, nil and nil, respectively. There was no impairment loss on investments in equity investees for the years ended June 30, 2011, 2012 and 2013.

Capitalization of interest

Interest incurred on borrowings for the Company’s construction of facilities and assembly line projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Income per share

Income per share is computed in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic income per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”). The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. The compensation cost for each vesting tranche in an award subject to performance vesting is recognized ratably from the service inception date to the vesting date for each tranche. To the extent the required service and performance conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates.

Fair value measurements

The Company has adopted ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Lessor

Minimum contractual rental from leases are recognized on a straight-line basis over the non-cancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. Contingent rental revenue is accrued when the contingency is removed.

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits with original maturities over three months, restricted cash, accounts receivable, other receivables and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet date. As of June 30, 2013, substantially all of the Company’s cash and cash equivalents and time deposits with original maturities exceeding three months were managed by financial institutions located in the PRC, Singapore, Malaysia and Dubai, which management believes are of high credit quality. Accounts receivable, other receivables and amounts due from related parties are typically unsecured and the risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

The Company has no customer that individually comprised 10% or more of the outstanding balance of accounts receivable as of June 30, 2012 and 2013.

Concentration of business and economic risk

A majority of the Company’s net revenue and net income are derived in the PRC. The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Concentration of currency convertibility risk

A majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Concentration of foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to monetary assets or liabilities held in foreign currencies. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US dollars against RMB was approximately 4.64%, 2.22% and 2.31% for the years ended June 30, 2011, 2012 and 2013 respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of its shares in US dollars. An appreciation of RMB against the US dollar would result in foreign currency translation losses when translating the net assets of the Company from RMB into US dollar.

For the years ended June 30, 2011, 2012 and 2013, the net foreign currency translation gains resulting from the translation of RMB and SGD functional currencies to the U.S. dollar reporting currency recorded in other comprehensive income was $9,308,905, $5,910,090 and $4,193,473, respectively.

Recent accounting pronouncements

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). The standard does not amend any existing requirement for reporting net income or other comprehensive income (“OCI”) in the financial statements. However, it requires an entity to provide information about the amounts reclassified out of AOCI by component. The objective of this ASU is to help entities improve the transparency of changes in OCI and items reclassified out of AOCI in their financial statements. The standard is effective for annual reporting periods beginning after December 15, 2012 and should be applied prospectively. Early adoption is permitted. The Company will adopt ASU 2013-02 on July 1, 2013 and does not expect the adoption of this standard to have a material effect on its consolidated financial statements.

In March 2013, the FASB issued ASU 2013-05, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity, which specifies that the entire amount of cumulative translation adjustments should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and when the sale or transfer results in the complete or substantially complete liquidation of the investment in the foreign entity. The objective of ASU 2013-05 is to resolve the diversity in practice as it relates to the release of the cumulative translation adjustment into net income upon de-recognition of a subsidiary or group of assets within a foreign entity. The standard is effective for annual reporting periods beginning after December 15, 2013, and interim periods there in. The standard should be applied prospectively to derecognized events occurring after the effective date. Early adoption is permitted. The Company will adopt ASU 2013-02 on July 1, 2014 and does not expect the adoption of this standard to have a material effect on its consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax loss, or a Tax Credit Carryforward Exists, which specifies that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, with certain exceptions. The objective of this ASU is to eliminate diversity in practice. The standard is effective for annual reporting periods beginning after December 15, 2013 and interim periods within. The standard should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company will adopt ASU 2013-11 on July 1, 2014 and does not expect the adoption of this standard to have a material effect on its consolidated financial statements.

BUSINESS COMBINATIONS	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3 -               BUSINESS COMBINATIONS

Acquisition of Bond

On April 1, 2013, the Company acquired 100% equity interest of the Bond Group, a Singapore headquartered mechanical and electrical solution service contractor of residential, commercial or industrial building construction and renovation projects in Malaysia and Singapore. The nominal purchase price was $73,000,000, combined of cash and ordinary shares, with a total fair value of approximately $73,804,695 as of the acquisition date, which consisted of:

1)
Cash consideration of $36,500,000, of which $16,390,000 was paid in April 2013, $5,510,000 was paid in September 2013, and $14,600,000 is payable in September 2014; as of the acquisition date, the cash consideration installments to be made in September 2013 and September 2014 had present values of $5,383,270 and $13,286,000, respectively;

2)	Share consideration consisting of 1,407,907 ordinary shares with a market value of $16,908,964 on April 1, 2013, which were issued and transferred by the Company on May 30, 2013;
3)
Incentive shares issuable to the selling shareholders (“Incentive Shares for Bond”) in two equal installments with fair values of $10,940,893 and $10,895,568, respectively. Issuance of Incentive Shares for Bond are subject to Bond achieving pre-determined net income performance targets. The Incentive Shares for Bond, if earned, are to be issued within 30 days after the filing of the Company’s annual report on Form 20-F for the fiscal years 2014 and 2015, respectively. The net income performance targets for the Incentive Shares for Bond are as follows:

	First installment	Second installment
Basis of performance target	Net income for the year ending December 31, 2013	Net income for the year ending December 31, 2014
Target net income	$8,806,044	$10,567,252
Nominal value of shares	$10,950,000	$10,950,000
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2013	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014

4)
Premium shares issuable to the selling shareholders (“Premium Shares for Bond”) are capped at 15% of the total Incentive Shares for Bond, or $3.3 million, which are subject to Bond achieving a pre-determined compound annual growth rate (“CAGR”) performance target of more than 20% for the two-year period from January 1, 2013 to December 31, 2014. The Premium Shares for Bond, if earned, are to be delivered within 30 days after the filing of the Company’s annual report on Form 20-F for the fiscal year 2015. The CAGR performance targets for the Premium Shares for Bond for the two-year period are as follows:

CAGR performance target:	Premium shares issuable

21%	3% of Incentive Shares for Bond
22%	6% of Incentive Shares for Bond
23%	9% of Incentive Shares for Bond
24%	12% of Incentive Shares for Bond
25% and above	15% of Incentive Shares for Bond

As the Incentive Shares for Bond and Premium Shares for Bond are not subject to any service condition of the selling shareholders, they were determined to be within the scope of ASC 820 (note 16). In accordance with ASC 815, “Derivatives and Hedging.” (“ASC 815”), the Incentive Shares for Bond and the Premium shares for Bond are not considered fixed-for-fixed and therefore, are classified as liabilities as at June 30, 2013. Until the contingency is resolved, the change in fair value of the Incentive Shares for Bond and Premium Shares for Bond are recognized in earnings.

The acquisition date fair value of the considerations as at the acquisition date is summarized in the below table:

Considerations	Fair value as at April 1, 2013

1) Cash consideration (i)	$35,059,270
2) Ordinary shares	16,908,964
3) Incentive Shares for Bond (ii)	21,836,461
4) Premium Shares for Bond (iii)	-

Total consideration	$73,804,695

(i)The cash consideration installments to be made in September 2013 and September 2014 had present values of $5,435,451 and $13,542,450, and were recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2013.

(ii) The fair value of the Incentive Shares for Bond was $22,691,010 as at June 30, 2013, and was recorded as non-current portion of acquisition-related consideration liabilities.

(iii) The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely.

The Company has completed the valuations necessary to assess the fair value of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

April 1, 2013
Cash and cash equivalents	$4,460,439
Time deposits with original maturities over three months	7,486,463
Restricted cash	242,088
Accounts receivable	9,966,206
Cost and estimated earnings in excess of billings	6,340,396
Other receivables	883,441
Advances to suppliers	110,285
Inventories	133,450
Deferred tax assets	104,522
Assets held for sale	2,951,017
Property, plant and equipment	4,891,482
Prepaid land leases	5,884,196
Intangible assets	14,359,346
Investments in equity investees	260,611
Total identifiable assets acquired	58,073,942

Short-term bank loans	5,532,205
Accounts payable	8,654,868
Deferred revenue	2,315,102
Income tax payable	1,015,081
Other tax payable	141,731
Accrued liabilities	314,071
Deferred tax liabilities	3,790,788
Long-term bank loans	2,256,524
Total liabilities assumed	24,020,370

Net identifiable assets acquired	34,053,572

Goodwill	39,751,123
Net assets acquired	$73,804,695

The fair value of accounts receivable acquired was $9,966,206. Gross contractual accounts receivable acquired totaled $10,720,334 and the Company’s best estimate of the contractual cash flows not expected to be collected at acquisition date totaled $754,128.

The identified intangible assets include acquired customer relationships of $2,900,056, with an estimated useful life of 57 months, and acquired order backlogs of $11,459,290, with an estimated useful life of 21 to 33 months. Intangible assets were valued using the multi-period excess earnings method.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition, and is assigned to the mechanical and electrical solution segment.

The Company recognized $547,529 of acquisition-related cost in general and administrative expenses in the statement of comprehensive income for the year ended June 30, 2013.

For the year ended June 30, 2013, Bond contributed approximately $22,794,659 to the Company’s total net revenues, and approximately $1,791,123 to the Company’s net income.

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Company for the years ended June 30, 2012 and 2013, as if the acquisition of Bond described above had been completed as of July 1, 2011. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition of Bond actually taken place on the date indicated and may not be indicative of future operating results. These amounts have been calculated after applying the Company's accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	Year ended June 30,
	2012	2013
	(Unaudited)	(Unaudited)
Total revenues	$364,217,246	$392,481,505
Net income attributable to Hollysys Automation Technologies Ltd.	60,108,836	57,813,313
Net income per share:
Basic	1.08	1.03
Diluted	$1.08	$1.02

Acquisition of Concord

On July 1, 2011, the Company acquired 100% equity interest of Concord, a Singapore headquartered electrification related system and service provider to rail and industrial companies in Southeast Asia and the Middle East. The consideration was a combination of cash and ordinary shares, with a total value of approximately $42,910,784, which consisted of:

1)	Cash of SGD41,500,000 (approximately $33,789,285), which was paid in two equal installments of SGD20,750,000 each in May 2011 and July 2011, respectively;
2)	1,006,788 ordinary shares of the Company, with an acquisition date fair value of approximately $9,121,499 issued on September 2, 2011.

The Company also granted an aggregate of 1,510,181 incentive shares (“Incentive Shares for Concord”) to the two selling shareholders of Concord which were subject to service conditions and Concord achieving pre-determined net income performance targets. As the Incentive Shares for Concord are subject to service conditions, they were determined to be within the scope of ASC 718 (see note 18).

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on July 1, 2011.

July 1, 2011
Cash and cash equivalents	$11,597,787
Accounts receivable	8,325,504
Other receivables	486,028
Advances to suppliers	485,583
Inventories	536,125
Prepaid expenses	48,098
Property, plant and equipment	4,009,933
Intangible assets	1,957,253
Total identifiable assets acquired	27,446,311

Accounts payable	4,379,465
Deferred revenue	696,452
Accrued payroll and related expense	329,946
Income tax payable	2,284,070
Accrued liabilities	3,236,106
Deferred tax liabilities	553,432
Long-term bank loans	644,939
Total liabilities assumed	12,124,410

Net identifiable assets acquired	15,321,901

Goodwill	27,588,883
Net assets acquired	$42,910,784

The fair value of accounts receivable acquired was $8,325,504, the same as the gross contractual accounts receivable acquired.

The identified intangible assets include acquired customer relationships of $529,162, with an estimated useful life of 5 years, and acquired order backlogs of $1,428,091, with an estimated useful life of 2 years. Intangible assets were valued using the multi-period excess earnings method.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition, and is assigned to the rail transportation and miscellaneous segments.

The Company recognized $351,836 of acquisition-related cost in general and administrative expenses in the statement of comprehensive income for the year ended June 30, 2012.

For the year ended June 30, 2012, Concord contributed approximately $24,237,402 to the Company’s total net revenues, and approximately $1,936,780 to the Company’s net income.

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Company for the years ended June 30, 2010 and 2011, as if the acquisition of Concord described above had been completed as of July 1, 2009. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition of Concord actually taken place on the date indicated and may not be indicative of future operating results. These amounts have been calculated after applying the Company’s accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	Year ended June 30,
	2010	2011
	(Unaudited)	(Unaudited)

Total revenues	$199,341,604	$295,966,559
Net income attributable to Hollysys Automation Technologies Ltd.	33,225,194	48,967,621

Net income per share:
Basic	0.65	0.90
Diluted	$0.64	$0.89

INVENTORIES	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4 -	INVENTORIES

Components of inventories are as follows:

	June 30,
	2012	2013

Raw materials	$7,630,420	$5,621,541
Work in progress	5,242,369	14,338,216
Finished goods	13,869,692	14,125,203
Low value consumables	2,744	19,097

	$26,745,225	$34,104,057

As of June 30, 2012 and 2013, balances of $1,094,650 and $8,492,604, respectively, were costs incurred for specific anticipated contracts for which the recoverability were evaluated to be probable.

ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 -              ACCOUNTS RECEIVABLE

	June 30,
	2012	2013

Accounts receivable	$150,877,355	$196,701,304
Allowance for doubtful accounts	(14,287,361)	(20,102,808)

	$136,589,994	$176,598,496

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2011	2012	2013

Balance at beginning of year	$8,408,318	$10,691,810	$14,287,361
Additions	2,731,820	3,744,986	5,944,536
Written off	(903,768)	(408,848)	(556,024)
Exchange difference	455,440	259,413	426,935

Balance at end of year	$10,691,810	$14,287,361	$20,102,808

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2013
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Text Block]
NOTE 6 -              COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June 30,
	2012	2013

Contract costs incurred plus estimated earnings, net	$573,517,664	$752,152,128
Less: progress billings	(458,356,428)	(608,399,150)

	$115,161,236	$143,752,978

As of June 30, 2012 and 2013, balances of $16,762,243 and $16,548,951, respectively, were related to contracts which are completed but are still within the warranty period, of which an amount of $676,318 and $694,786, respectively, was expected to be collected after one year.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7 -              PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:

	June 30,
	2012	2013

Buildings	$53,018,610	$57,745,469
Machinery	4,758,477	5,364,308
Software	3,573,146	3,143,292
Vehicles	1,607,261	3,240,058
Electronic and other equipment	16,991,624	18,630,226
Construction in progress	3,648,878	16,598,819
	83,597,996	104,722,172

Less: Accumulated depreciation	(20,061,350)	(25,225,857)

	$63,536,646	$79,496,315

Total property, plant and equipment with carrying values of nil and $1,125,846 were pledged to secure short-term bank loans (note 14) as of June 30, 2012 and 2013, respectively.

Buildings with a total carrying value of $35,250,574 and $35,101,837 were pledged to secure long-term bank loans as of June 30, 2012 and 2013, respectively. Mortgages of buildings and vehicles with carrying values of $569,171 and $4,549,424 secure long-term bank loans as of June 30, 2012 and 2013, respectively (note 15).

Construction in progress consists of capital expenditures and capitalized interest charges relating to the construction of facilities and assembly lines projects. Interest of $310,551, $102,577 and $418,715  during the period of construction for the years ended June 30, 2011, 2012 and 2013, respectively, have been capitalized.

The depreciation for the years ended June 30, 2011, 2012 and 2013 were $4,334,113, $6,054,199 and $6,223,644, respectively.

Assets leased to others under operating leases

	June 30,
	2012	2013

Buildings leased to others – at original cost	$-	$10,846,090
Less: accumulated depreciation	-	3,193,260
Buildings leased to others - net	-	7,652,830

The buildings leased to others are included under buildings in the property tabled above. At June 30, 2013, scheduled minimum rental payments to be received for buildings leased to others were:

Year ending June 30,
2014	$1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	1,571,619

PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Land Leases [Text Block]
NOTE 8 -              PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2012	2013

Prepaid land leases	$7,818,674	$13,768,644
Less: Accumulated amortization	(948,598)	(1,138,980)

	$6,870,076	$12,629,664

The amortization for the years ended June 30, 2011, 2012 and 2013 were $134,479, $171,204 and $157,504, respectively.

Of the total prepaid land leases, nil and $2,118,147 are pledged to secure the short-term bank loans (note 14); $5,291,525 and $5,297,220 as of June 30, 2012 and 2013, respectively, are pledged to secure the long-term bank loans, nil and $5,506,517 as of June 30, 2012 and 2013, respectively, are mortgaged to secure the long-term bank loans (note 15).

The annual amortization of prepaid land leases for each of the five succeeding years is:

Year ending June 30,
2014	$286,604
2015	286,604
2016	286,604
2017	286,604
2018	286,604

ASSETS HELD FOR SALE	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment Assets Held-For-Sale Disclosure [Abstract]
Long Lived Assets Held For Sale Disclosure [Text Block]
NOTE 9 -                ASSETS HELD FOR SALE

As at June 30, 2013, assets held for sale of $2,876,054, represented residential apartments located in Malaysia acquired through the acquisition of Bond. The Company plans to dispose these residential apartments after the acquisition.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 10 -              ACQUIRED INTANGIBLE ASSETS, NET

	June 30,
	2012			2013
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$529,162	(105,832)	423,330	$3,359,877	(355,274)	3,004,603
Order backlog	1,428,091	(1,256,450)	171,641	12,632,770	(3,819,777)	8,812,993
	$1,957,253	(1,362,282)	594,971	$15,992,647	(4,175,051)	11,817,596

The intangible assets were related to Concord and Bond, which was acquired on July 1, 2011 and April 1, 2013, respectively. The amortization for the years ended June 30, 2011, 2012 and 2013 were nil, $ 1,362,282 and $2,847,773, respectively. Estimated amortization expense relating to the existing intangible assets for each of next five years is as follows:

Year ending June 30,
2014	$6,656,092
2015	3,210,629
2016	1,052,077
2017	599,198
2018	299,600
$11,817,596

GOODWILL	12 Months Ended
Jun. 30, 2013
Goodwill Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 11 -              GOODWILL

The changes in the carrying amount of goodwill are as follows:

	June 30,
	2012	2013

Balance at beginning of year	$-	$27,588,883
Goodwill acquired (note 3)	27,588,883	39,751,123
Translation adjustments	-	(1,552,986)

Balance at end of year	$27,588,883	$65,787,020

INVESTMENTS IN EQUITY AND COST INVESTEES	12 Months Ended
Jun. 30, 2013
Equity and Cost Method Investments [Abstract]
Investment [Text Block]
NOTE 12 -              INVESTMENTS IN EQUITY AND COST INVESTEES

The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2013	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (losses)	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,826,468	$2,917,828	$47,713	$8,792,009
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	857,161	2,863,374	-	3,720,535
Beijing IPE Biotechnology Co., Ltd. (“IPE”)	23.39%	1,596,186	1,666,155	-	3,262,341
New Huake Electronic Technology Co., Ltd.	37.50%	242,770	(242,770)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	485,539	(450,675)	-	34,864
Southcon Development Sdn. Bhd.	30.00%	283,117	(29,135)	-	253,982
		$9,291,241	$6,724,777	$47,713	$16,063,731

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,541,005	$-	$-	$1,541,005
Zhongjijing Investment Consulting Co., Ltd.	5.00%	323,693	-	-	323,693
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,754,003	-	-	1,754,003
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	97,107	-	-	97,107
		$3,715,808	$-	$-	$3,715,808

June 30, 2012	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (losses)	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,691,790	$943,733	$46,610	$6,682,133
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	837,348	2,421,214	-	3,258,562
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,559,290	1,354,973	-	2,914,263
New Huake Electronic Technology Co., Ltd.	37.50%	237,158	(237,158)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	474,316	(248,345)	-	225,971
		$8,799,902	$4,234,417	$46,610	$13,080,929

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,505,385	$-	$-	$1,505,385
Zhongjijing Investment Consulting Co., Ltd.	5.00%	316,211	-	-	316,211
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,080,179	-	-	1,080,179
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	94,863	-	-	94,863
		$2,996,638	$-	$-	$2,996,638

In April 2011, a third party invested RMB30,000,000 (equivalent to $4,525,843) into IPE. As a result, the Company’s equity interest in IPE was diluted from 28.035% to 23.39%, while the share of net assets from IPE increased by $756,619. This increase in share of net assets from IPE was recognized as gain in earnings for the issuance of shares by an equity investee in the consolidated statements of comprehensive income during the year ended June 30, 2011.

In August 2011, the Company entered into an agreement to dispose all of its 20% interest in Hollysys Equipment Technology Co., Ltd., for cash consideration of RMB280,700 (equivalent to $44,381), and a loss of $3,039 was recognized in gain on disposal of investments in equity investees in the consolidated statements of comprehensive income for the year ended June 30, 2012.

In November 2011, the Company entered into an agreement to dispose of 10% of its existing 50% equity interest in China Techenergy Co., Ltd. to the other equity interest owner, for cash consideration of RMB27,800,000 (equivalent to $4,395,326), and a gain of $2,047,016 was recognized in gain on disposal of investments in equity investees in the consolidated statements of comprehensive income for the year ended June 30, 2012. Upon the disposal, the Company held a 40% equity interest of China Techenergy Co., Ltd.

In February 2012, Beijing Hollysys Machine Automation Co., Ltd. was established with a registered capital of RMB10,000,000 (equivalent to $1,588,310), of which RMB3,000,000 (equivalent to $476,493) was injected by the Company. The Company held 30% interests in Hollysys Machine, and accounted for it under the equity method. Beijing Hollysys Machine Automation Co., Ltd. mainly engages in sales of programmable logic controller products.

In April 2013, the Company newly held a 30% equity interest of Southcon Development Sdn. Bhd., which was brought forward from the acquisition of Bond.

For the year ended June 30, 2013, the Company received dividend income of $833,567 from Heilongjiang Ruixing Technology Co., Ltd., an investee  which is accounted for by the Company under the cost method.

The Company holds a 20% equity interest of Shenhua Hollysys Information Technology Co. Ltd. (“Shenhua Hollysys”), but uses the cost method to account for the investment because:
1) Only one out of the five board representatives is elected by the Company and the remaining 80% equity interest is held by a large state-owned company which, in the view of the management, operates Shenhua Hollysys without regards to the views of the Company;
2) Key management of Shenhua Hollysys including the chief executive officer, chief financial officer, chief operating officer and head of accounting are all appointed by the other shareholder.
3) Based on the articles of association, there are no matter that requires unanimous approval of all shareholders and there are no participating rights for minority shareholders.

The impairment loss on investment in cost investees for the years ended June 30, 2011, 2012 and 2013 were $165,948, nil and nil, respectively. There was no impairment loss on investments in equity investees for the years ended June 30, 2011, 2012 and 2013.

WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2013
Warranty Liability [Abstract]
Product Warranty Disclosure [Text Block]
NOTE 13 -              WARRANTY LIABILITIES

	June 30,
	2012	2013

Beginning balance	$2,798,800	$3,575,920
Expense accrued	3,031,835	1,502,131
Expense incurred	(2,319,630)	(1,206,893)
Exchange difference	64,915	89,483

Closing balance	$3,575,920	$3,960,641
Less: current portion of warranty liabilities	3,575,920	1,865,784
Long-term warranty liabilities	$-	$2,094,857

SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2013
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 14 -              SHORT-TERM BANK LOANS

On June 30, 2013, the Company’s short-term bank borrowings consisted of revolving bank loans of $8,329,263 from several banks, which were subject to annual interest rates ranging from 2.84% to 5.97%, with a weighted average interest rate of 4.07%, of which $4,645,907 was collateralized by a pledge of guarantee amounting to $4,855,390 with a restricted cash of the same amount deposited in the bank. The remaining borrowings are secured by the pledge of guarantee amounting to $1,334,025 with restricted cash, building and prepaid land leases with carrying values of $1,125,846 and $2,118,147 as of June 30, 2013, respectively. For the years ended June 30, 2011, 2012, and 2013, interest expenses on short-term bank loans amounted to $117,507, $557,333 and $391,785, respectively.

LONG-TERM BANK LOANS	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 15 -              LONG-TERM BANK LOANS

		June 30,
		2012	2013

RMB-denominated loan	(i)	$32,411,580	$25,086,183
SGD-denominated loan	(ii)	-	562,646
MYR-denominated loan	(iii)	144,462	2,126,984
		32,556,042	27,775,813

Less: current portion		(7,914,668)	(8,671,080)

		$24,641,374	$19,104,733

i.
The RMB denominated loan is repayable in 11 installments by March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $41,111,270 and $40,399,057 as of June 30, 2012 and 2013, respectively.

ii.
The SGD denominated loans, assumed in the acquisition of Bond, are repayable in 22 to 68 installments by February 8, 2019. For the year ended June 30, 2013, the effective interest rates ranged from 4.18% to 5.0% per annum. The borrowing is secured by a mortgage of BMSG’s building, vehicles, and prepaid land leases in Singapore, with a total carrying value of $5,305,234 as of June 30, 2013.

iii.
The MYR denominated loans represent $134,748 and $1,992,236 of loans assumed in the acquisitions of Concord and Bond, respectively. They are repayable in 12 to 116 installments by February 28, 2023. For the year ended June 30, 2013, the effective interest rates ranged from 4.06% to 8.6% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with a total carrying value of $4,750,707 as of June 30, 2013.

Scheduled principal payments for all outstanding long-term borrowings as of June 30, 2013 are as follows:

Year ending June 30,
2014	$8,671,080
2015	8,824,411
2016	9,381,898
2017	425,257
2018	414,471
2019 and onwards	58,696
$27,775,813

For the years ended June 30, 2011, 2012, and 2013, interest of $2,396,133, $2,642,998 and $2,196,597 was incurred, of which $2,085,582, $2,540,421 and $1,777,882 was charged to interest expenses, and $310,551, $102,577 and $418,715 was capitalized as construction in progress, respectively.

FAIR VALUE MEASUREMENT	12 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 16 -              FAIR VALUE MEASUREMENT

Financial instruments include cash and cash equivalents, time deposits with maturities over three months, accounts receivable, other receivables, amounts due to or from related parties, accounts payable, short-term bank loans and long-term bank loans. The carrying values of these financial instruments, other than long-term bank loans approximate their fair values due to their short-term maturities. The carrying value of the Company’s long-term bank loan approximates its fair value as the long-term bank loans are subject to floating interest rates. These assets and liabilities, excluding cash and cash equivalents (which fall into level 1 of the fair value hierarchy), fall into level 2 of the fair value hierarchy.

Liabilities measured or disclosed at fair value as of June 30, 2013 are stated below:

	June 30, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Liabilities:

Acquisition-related consideration (i)	$-	$-	$22,691,010	$22,691,010

(i)
Acquisition-related consideration represents the fair value of Incentive Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. The significant unobservable inputs used in the fair value measurement of the acquisition-related consideration include the probability weighting of forecasted future net income performance and forecasted future CAGR performance of Bond, which are based on assumptions developed by management. Significant changes in forecasted net income and forecasted CAGR of Bond would result in a significantly higher or lower fair value measurement. As of April 1, 2013 and June 30, 2013, the fair value of the acquisition-related consideration in connection with Bond totaled $21,836,461 and $22,691,010, respectively. The changes in fair value of acquisition-related consideration in connection with the Bond acquisition is shown in the following table:

Fair value measurements as of June 30, 2013 using significant unobservable inputs (Level 3)
Contingent consideration in connection with Bond acquisition

Initial recognition as at acquisition date of April 1, 2013	$21,836,461
Change in fair-value (included within other expenses, net)	854,549
Balance as at June 30, 2013	$22,691,010

STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 17 -              STOCKHOLDERS’ EQUITY

In August 2010, the Board of Directors adopted the 2010 Rights Plan. The 2010 Rights Plan provides for a dividend distribution of one preferred share purchase (the “Right”), for each outstanding ordinary share.  Each Right entitles the shareholder to buy one share of the Class A Preferred Stock at an exercise price of $160.  The Right will become exercisable if a person or group announces an acquisition of 20% or more of the outstanding ordinary shares of the Company, or announces commencement of a tender offer for 20% or more of the ordinary shares. In that event, the Right permits shareholders, other than the acquiring person, to purchase the Company’s ordinary shares having a market value of twice the exercise price of the Right, in lieu of the Class A Preferred Stock. In addition, in the event of certain business combinations, the Right permits the purchase of the ordinary shares of an acquiring person at a 50% discount.  Right held by the acquiring person becomes null and void in each case.  Unless terminated earlier by the Board of Directors, the 2010 Rights Plan will expire on September 27, 2020. There is no accounting impact related to the Right.

On May 30, 2013, pursuant to the terms of the acquisition of Bond, the Company issued 1,407,907 ordinary shares as partial consideration during the year ended June 30, 2013 (note 3).

SHARE-BASED COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 18 -              SHARE-BASED COMPENSATION EXPENSES

On September 20, 2007, the Company adopted the “2006 Stock Plan” (the “Plan”) which allows the Company to offer a variety of incentive awards to employees, officers, directors and consultants. Options to purchase 3,000,000 ordinary shares are authorized under the Plan. The Company issues new shares to employees, officers, directors and consultants upon share option exercise or share unit conversion.

Share options

A summary of the share option activity under the Plan for the year ended June 30, 2013, is as follows:

Share options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2012	138,000	$7.01	$0.73	$208,380
Exercised during the year ended June 30, 2013	138,000	7.01	-	663,330
Outstanding at June 30, 2013	-	$-	$-	$-
Vested and expected to vest at June 30, 2013	-	$-	$-	$-
Exercisable at June 30, 2013	-	$-	$-	$-

The total intrinsic value of share options exercised during the years ended June 30, 2011, 2012 and 2013 was $2,640,820, $1,860,782 and $663,330, respectively. The fair value of share options vested during the years ended June 30, 2011, 2012 and 2013 was $2,036,420, $2,496,360 and nil, respectively. There were 138,000 share options exercised during the year ended June 30, 2013.

The Company recorded share-based compensation expense relating to share options of $456,628, $202,125 and nil, which is included in general and administrative expenses, for the years ended June 30, 2011, 2012 and 2013, respectively. As of June 30, 2013, there was no unrecognized share-based compensation expense to be recognized for the above share options.

Performance options

On February 20, 2012, performance share options to purchase 1,476,000 ordinary shares were granted under the terms of the Plan. They were granted with an exercise price of $9.29 per share, had an expiry period of five years from the date of grant, and would vest subject to the service and performance conditions shown below:

·
For 60,000 options, if the Company’s Price/Earnings Ratio (“P/E”) achieves certain levels and the related investor relations performance targets are achieved during the 36 months after the grant date, 30,000 share options or 60,000 share options will vest depending on related manager’s performance; The 60,000 options will cliff vest on the 36 month anniversary of the grant date, and will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that it is not probable that the performance conditions of this award can be met and thus the related grant is not expected to vest.

·
For 1,416,000 options, if the compound average growth rate of the Company’s Non-GAAP diluted earnings per share as defined in the Plan from the year ended June 30, 2011 to the year ended June 30, 2014 (the “EPS Threshold”) equals or exceeds 15%, but less than 20%, 944,000 options will vest; if the EPS Threshold equals or exceeds 20%, but is less than 25%, an additional 236,000 options will vest; if the EPS Threshold equals or exceeds 25%, an additional 236,000 options will vest. Of the total 1,416,000 options, 283,200, 283,200 and 849,600 options will vest on the 24 month, 36 month, and 48 month anniversary of the grant date, respectively. The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Over 15% but below 20%	944,000	283,200	283,200	377,600
Equal or over 20% but below 25%	Additional 236,000	-	-	236,000
25% or above	Additional 236,000	-	-	236,000

	Total number of vested options	283,200	283,200	849,600

The options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that 472,000 options (related to the EPS threshold at or above 20%) are not expected to vest.

A summary of the performance share option activity under the Plan for the year ended June 30, 2013 is as follows:

Performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2012	1,476,000	$9.29	4.64	$-

Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2013	1,476,000	$9.29	3.64	$4,605,120
Vested and expected to vest at June 30, 2013	944,000	$9.29	3.64	$2,945,280
Exercisable at June 30, 2013	-	$-	-	$-

The weighted average grant-date fair value of performance share options was nil, $9.15 and $9.15 for the years ended June 30, 2011, 2012 and 2013, respectively.

The Company recorded share-based compensation expense relating to performance share options of nil, $654,318 and $1,316,572, which is included in general and administrative expenses, for the years ended June 30, 2011, 2012 and 2013, respectively. As of June 30, 2013, total unrecognized share-based compensation expense of $2,173,269 related to performance share options is expected to be recognized over a weighted average vesting period of 2.6 years.

The fair value of each performance share option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model. The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

For options granted on
February 20, 2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Weighted average risk-free rate of return for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected option life is estimated based on historical options exercise pattern in accordance with ASC 718 Share-based Compensation (“ASC 718”).  Expected volatility is estimated based on historical volatility of the Company’s stock. Dividend yield is estimated by the Company at zero for the expected option life.

Restricted shares

During the year ended June 30, 2011, the Company granted 67,500 restricted ordinary shares to certain directors under the Plan, of which 15,000 shares were granted on January 1, 2011, 22,500 shares were granted on February 1, 2011, and the remaining 30,000 were granted on June 2, 2011. These restricted shares vest over a three year period starting from the grant date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

A summary of the restricted share activity for the year ended June 30, 2013 is as follows:

	Number of restricted shares	Weighted average grant date fair value

Un-vested at June 30, 2012	40,625	$12.25

Vested	22,500	12.57
Un-vested at June 30, 2013	18,125	$11.86

The total fair value of restricted shares vested during the years ended June 30, 2011, 2012 and 2013 were $95,335, $255,621 and $282,925, respectively. The Company recorded restricted share compensation expense of $95,338, $282,924 and $282,924, included in general and administrative expenses, for the years ended June 30, 2011, 2012 and 2013, respectively. As of June 30, 2013, total unrecognized compensation expense of $187,591 related to the restricted shares is expected to be recognized over a weighted-average vesting period of 0.7 year.

Incentive shares

The Company granted 1,510,181 Incentive Shares for Concord which were subject to a service period of two years commencing from July 1, 2011, and Concord achieving the net income performance targets of $10,000,000 and $11,500,000 for the years ended June 30, 2012 and 2013, respectively (the “Targeted Net Income Thresholds”). Upon achieving the Targeted Net Income Thresholds for the years ended June 30, 2012 and 2013, 755,091 and 755,090 ordinary shares will be issued, respectively.

The weighted average grant date fair value of the Incentive Shares for Concord  was $9.06 per share based on the closing price of the Company’s ordinary shares on the grant date.

For the years ended June 30, 2012 and 2013, no share-based compensation expenses relating to the Incentive Shares for Concord were recorded because the Targeted Net Income Threshold for the years ended June 30, 2012 and 2013 were not met.

EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
NOTE 19 -              EMPLOYEE BENEFITS

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, a central provision fund run by the Singapore government in respect of its employees in Singapore, and an employment provident fund in respect of its employees in Malaysia.  The expenses related to these plans were $8,661,442, $11,980,634 and $15,031,361 for the years ended June 30, 2011, 2012 and 2013, respectively.  These schemes were accounted for as defined contribution plans.

INCOME TAX	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 20 -              INCOME TAX

BVI

Hollysys, and its subsidiaries, GTH and Clear Mind, are incorporated in the BVI and are not subject to income tax under the relevant jurisdiction.

Singapore

HAP, CCPL, CEPL, HIPL, BCPL and BMSG, the Company’s wholly owned subsidiaries incorporated in Singapore, are subject to Singapore corporate tax rate of 17% on the assessable profits arising from Singapore.

Malaysia

CESB, BMJB, and BMKL, the Company’s wholly owned subsidiaries incorporated in Malaysia, are subject to Malaysia corporate income tax rate of 25% on the assessable profits arising from Malaysia.

Dubai

CCPL Dubai, the branch of the Company's wholly owned subsidiary, is a tax exempt company incorporated in Dubai, and no tax provision has been made for the years ended June 30, 2011, 2012 and 2013.

Hong Kong

World Hope and CSHK, the Company’s wholly owned subsidiaries incorporated in Hong Kong, are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong. No provision for Hong Kong profits tax has been made in the statements of comprehensive income as there were no assessable profits arising from Hong Kong for the years ended June 30, 2011, 2012 and 2013.

Macau

CMDE, the Company’s wholly owned subsidiary incorporated in Macau, is subject to the Macau corporate income tax rate of 0% because the net income for the fiscal year 2013 is lower than MOP144,000.

PRC

The Company’s subsidiaries incorporated in PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as adjusted in accordance with relevant PRC income tax laws. The standard statutory tax rate of PRC EIT is 25% effective from calendar year ended December 31, 2008. All PRC subsidiaries apply the standard statutory tax rate except the following subsidiaries:

Beijing Hollysys

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) for the three years commencing January 1, 2008, and for another three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Beijing Hollysys is 15% for the calendar years ended December 31, 2008 to December 31, 2013.

In February 2013, Beijing Hollysys received the “Qualified Software Development Enterprise” certificate which entitles Beijing Hollysys an EIT rate of 10% for the calendar years ended December 31, 2011 and 2012. An income tax recoverable of $1,634,171 was recorded in Beijing Hollysys since it paid its EIT based on a  15% tax rate for the calendar years ended December 31, 2011 and 2012.

Hangzhou Hollysys

Hangzhou Hollysys was certified as a “Qualified Software Development Enterprise” for the calendar years ended December 31, 2009 and 2010, and was entitled to a concessionary EIT rate of 10% which was granted by relevant authorities discretionarily on an annual basis. In 2011, Hangzhou Hollysys was certified as a HNTE for the three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Hangzhou Hollysys was 10% for the calendar years ended December 31, 2008, 2009 and 2010, and 15% for the calendar years ended December 31, 2011, 2012 and 2013.

The Company’s income before income taxes consists of:

	Year ended June 30,
	2011	2012	2013

PRC	$49,016,069	$70,490,625	$67,927,931
Non-PRC	(1,106,988)	(3,564,560)	(7,310,250)

	$47,909,081	$66,926,065	$60,617,681

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2011	2012	2013

Current income tax expense	$7,634,494	$8,828,453	$10,052,627
Deferred income tax (benefit) expense	(1,190,527)	1,523,865	(1,955,829)

	$6,443,967	$10,352,318	$8,096,798

The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year ended June 30,
	2011	2012	2013

Income before income taxes	$47,909,081	$66,926,065	$60,617,681

Expected income tax expense at statutory tax rate in PRC	11,977,270	16,731,517	15,154,420
Effect of different tax rates in various jurisdictions	15,070	417,565	897,861
Effect of preferential tax treatment	(5,768,020)	(6,551,269)	(5,993,792)
Effect of non-taxable income	(1,792,868)	(3,705,244)	(5,006,072)
Effect of additional deductible research and development expenses	(860,736)	(1,690,928)	(2,743,444)
Effect of non-deductible expenses	882,370	4,399,717	6,435,577
Under/(over) provision of income tax in previous years	792,662	(400,446)	(2,968,007)
Change in valuation allowance	149,420	-	2,232,838
Utilization of tax loss previously not recognized	(40,019)	-	-
Tax rate differential on deferred tax items	-	-	(699,417)
Withholding tax on dividend paid by subsidiary	1,077,377	-	1,248,355
Recognition of temporary difference not recognized in previous years	-	1,222,667	(286,776)
Others	11,441	(71,261)	(174,745)

Income tax expenses	$6,443,967	$10,352,318	$8,096,798

Had all the above tax holidays and concessions not been available, the tax charge would have been higher by $5,768,020, $6,551,269 and $5,993,792 and the basic net income per share would have been lower by $0.11, $0.12 and $0.11 for the years ended June 30, 2011, 2012 and 2013, respectively, and diluted net income per share for the years ended June 30, 2011, 2012 and 2013 would have been lower by $0.10, $0.12 and $0.11, respectively.

In January 2011, the Company determined to carry out a group re-structuring, where Hollysys Group transferred the equity interest of 60% equity interest of Hangzhou Hollysys to Beijing Hollysys. Before the execution of the equity transfer, the board of directors of Hangzhou Hollysys approved a resolution to declare a dividend of RMB178,537,603 (equivalent to $26,934,436), on an one-time basis, of which RMB107,122,562 (equivalent to $16,160,662) was distributable to Hollysys Group, and RMB71,415,041 (equivalent to $10,773,774) was distributable to GTH. As a result, Hangzhou Hollysys withheld RMB7,141,504 (equivalent to $1,077,377) in income tax for the dividends distributable to GTH based on the withholding tax rate of 10% in accordance with the PRC EIT law for the year ended June 30, 2011.

In fiscal year 2013, Hangzhou Hollysys approved two resolutions to declare a dividend of RMB195,000,000 (equivalent to $31,208,875), of which RMB78,000,000 (equivalent to $12,483,550) was distributable to GTH, and RMB117,000,000 (equivalent to $18,725,325) was distributable to Beijing Hollysys. As a result, Hangzhou Hollysys withheld RMB7,800,000 (equivalent to $1,248,355) in income tax for the dividends distributable to GTH based on the tax rate of 10% in accordance with the PRC EIT law for the year ended June 30, 2013.

The temporary differences that have given rise to the deferred tax assets consist of the following:

	June 30,
	2012	2013
Deferred tax assets-current
Allowance for doubtful accounts	$2,477,942	$4,577,626
Inventory provision	404,846	217,864
Provision for contract loss	-	332,547
Long-term assets	74,169	45,577
Deferred revenue	2,653,707	4,096,415
Deferred subsidies	661,981	786,545
Warranty liabilities	539,189	376,780
Recognition of intangible assets	326,552	389,967
Accrued payroll	511,593	726,286
Net operating loss carry forward	700,979	2,788,042
Less: valuation allowance	-	(2,232,838)
Total deferred tax assets-current	$8,350,958	$12,104,811

Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(7,590,901)	(11,230,330)
Others	(358,296)	(27,068)

Total deferred tax liabilities-current	(7,949,197)	(11,257,398)

Net deferred tax assets-current	772,061	3,033,931
Net deferred tax liabilities-current	$(370,300)	$(2,186,518)

Deferred tax assets, non-current
Long-term assets	495,865	477,000
Deferred subsidies	381,596	1,762,664
Recognition of intangible assets	573,710	446,413
Warranty liabilities	-	523,714
Total deferred tax assets-non-current	$1,451,171	$3,209,791

Deferred tax liabilities, non-current
Share of net gains of equity investees	(1,036,772)	(1,715,240)
Property, plant and equipment	-	(306,183)
Intangible assets	-	(2,966,515)
Total deferred tax liabilities-non-current	$(1,036,772)	$(4,987,938)

Net deferred tax assets-non-current	$414,399	$1,494,551
Net deferred tax liabilities-non-current	$-	$(3,272,698)

As of June 30, 2013, the Company had net operating losses of approximately $12,922,377 which can be carried forward to offset future net profit for income tax purposes. The remaining net operating losses will begin to expire in 2018 if not utilized.

The Company operates mainly through the PRC subsidiaries and the valuation allowance is considered on an individual entity basis.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to a foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. At June 30, 2012 and 2013, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately RMB1,186,002,455 (equivalent to $187,513,234) and RMB1,351,472,614 (equivalent to $197,739,789) are intended to be permanently reinvested, and accordingly, no deferred taxes have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre-January 1, 2008 retained earnings will not be subject to withholding taxes.

The Company’s tax returns for the tax years ended December 31, 2008 through 2012 are subject to review by taxing authorities.

Determining income tax provisions involves judgment on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for the years ended June 30, 2011, 2012 and 2013.

INCOME PER SHARE	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 21 -              INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2011	2012	2013

Numerator:
Net income attributable to Hollysys Automation Technologies Ltd.	$41,469,998	$56,221,847	$51,994,402

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	54,564,842	55,659,765	56,167,592
Effect of dilutive securities Share options	382,070	148,139	206,506
Restricted shares	2,368	20,457	38,371
Weighted average ordinary shares outstanding used in computing diluted income per share	54,949,280	55,828,361	56,412,469

Income per share – basic	$0.76	$1.01	$0.93

Income per share – diluted	$0.75	$1.01	$0.92

The effects of the performance share options have been excluded from the computation of diluted income per share for the year ended June 30, 2011, 2012 and 2013 as the effect would be anti-dilutive. The impact of the Incentive Shares for Concord, the Incentive Shares for Bond and Premium Shares for Bond have also been excluded from the computation of diluted income per share for the year ended June 30, 2013 because the contingently issuable common shares would not be issued under the terms of the arrangement if the end of the reporting period were the end of the contingency period.

RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 22 -              RELATED PARTY TRANSACTIONS

The related party relationships and related party transactions are listed as follows:

Related party relationships

Name of related parties	Relationship with the Company

Shenhua Hollysys Information Technology Co., Ltd. ("Shenhua Information")	20% owned by Beijing Hollysys
New Huake Electronic Technology Co., Ltd. ("New Huake")	37.5% owned by Beijing Hollysys
China Techenergy Co., Ltd. ("China Techenergy")	40% owned by Beijing Hollysys
Beijing Hollysys Electric Motor Co., Ltd. ("Electric Motor")	40% owned by Beijing Hollysys
Zhejiang Sanxin Engineering Co., Ltd. ("Zhejiang Sanxin")	6% owned by Hangzhou Hollysys
Hollysys Equipment Technology Co., Ltd. ("Hollysys Equipment")	20% owned by Beijing Hollysys as of June 30, 2011, and was disposed of during fiscal year 2012
Beijing Hollysys Machine Automation Co., Ltd. ("Hollysys Machine")	30% owned by Hollysys Investment
Southcon Development Sdn. Bhd. (“Southcon”)	30% owned by BMJB
Heilongjiang Ruixing Technology Co., Ltd. ("Ruixing")	8.31% owned by Beijing Hollysys
Swee Yong Chim	Shareholder of Hollysys Automation Technologies Ltd. and former shareholder of Concord
Yoon Fah Chim	Shareholder of Hollysys Automation Technologies Ltd. and former shareholder of Concord

Due from related parties

	June 30,
	2012	2013

China Techenergy	$14,850,375	$23,391,167
Shenhua Information	1,183,660	2,157,094
Hollysys Machine	297,622	352,119
Electric Motor	-	462
Zhejiang Sanxin	-	10,304
Hollysys Equipment	4,901	-
Ruixing	-	199,045
Swee Yong Chim	-	200,631
Yoon Fah Chim	-	200,632

	$16,336,558	$26,511,454

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly, no provision had been made for these balances.

Due to related parties

	June 30,
	2012	2013

Shenhua Information	$1,544,464	$1,351,199
China Techenergy	401,719	691,360
Electric Motor	16,224	27,393
Hollysys Equipment	1,821	-
Hollysys Machine	45	10,915
New Huake	2	2

	$1,964,275	$2,080,869

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2011	2012	2013

Electric Motor	$34,085	$31,729	$68,336
Shenhua Information	2,151,391	41,045	364,537
Hollysys Machine	-	-	972,508
New Huake	879,111	-	69,768

	$3,064,587	$72,774	$1,475,149

Purchase of building from:

	Year ended June 30,
	2011	2012	2013

Shenhua Information	$3,608,675	$-	$-

Sales of goods and integrated solutions to:

	Year ended June 30,
	2011	2012	2013

China Techenergy	$3,557,125	$3,657,215	$17,059,714
Shenhua Information	727,460	1,411,274	1,936,273
Hollysys Machine	-	296,523	557,243
Electric Motor	13,478	1,775	3,893

	$4,298,063	$5,366,787	$19,557,123

Operating lease income from:

	Year ended June 30,
	2011	2012	2013

Hollysys Machine	$-	$45,475	$65,926

The Company sells automation control systems to China Techenergy which is used for non-safety operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and their customers. Intercompany profits and losses are eliminated until realized by the Company or China Techenergy as if the China Techenergy were a consolidated subsidiary.

The Company sells automation control systems to Shenhua Information which is used for operations control in the information automation industry. Shenhua Information incorporates the Company’s automation control systems with their proprietary automated remote control systems to provide an overall automation and control system to its customers. The Company is not a party to the integrated sales contracts executed between Shenhua Information and their customers.

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 23 -              COMMITMENTS AND CONTINGENCIES

The Company leases premises under various operating leases. Rental expenses under operating leases included in the consolidated statements of comprehensive income were $1,053,907, $1,570,900 and $1,908,921 for the years ended June 30, 2011, 2012 and 2013, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended June 30,	Minimum lease payments

2014	$1,464,599
2015	884,833
2016	607,045
2017	390,524

There was a capital commitment of $597,353 as of June 30, 2013, related to phase II construction of the Company’s headquarters in Beijing, PRC.

The Company had stand-by letters of credit of $1,091,202 as of June 30, 2013.

The Company had outstanding performance guarantees of $42,209,859 as of June 30, 2013, with restricted cash of $3,954,845 pledged to banks.

OPERATING LEASES AS LESSOR	12 Months Ended
Jun. 30, 2013
Leases [Abstract]
Operating Leases Of Lessor Disclosure [Text Block]
NOTE 24 -              OPERATING LEASES AS LESSOR

On April 3, 2013, Beijing Hollysys entered into an operating lease agreement to lease out one of its buildings located in Beijing. The lease term is 10 years from September 1, 2013 to August 31, 2023. The minimum lease payments to be received in the next five years consist of the following:

Year ended June 30,	Minimum lease payments

2014	$1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	1,571,619

The annual minimum lease payment receivable after five years are subject to renegotiation in case the Chinese consumer price index published by the government exceeds 5%.

SEGMENT REPORTING	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 25 -              SEGMENT REPORTING

The chief operating decision makers have been identified as the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings. To better assess the Company’s performance and allocate resources, the chief operating decision makers revised their internal financial reporting structure and their management report for the year ended June 30, 2013. The prior year comparative segment disclosures were restated to reflect the Company’s current financial reporting structure.

Based on the criteria established by ASC 280, Segment Reporting (“ASC 280”), the Company has determined that the reportable segments of the Company consist of (1) industrial automation, (2) rail transportation, (3) mechanical and electrical solution (“M&E”) and (4) miscellaneous, in accordance with the Company’s organization and internal financial reporting structure. The chief operating decision makers assess the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the chief operating decision makers do not use any other measures by segments.

Summarized information by segments for the years ended June 30, 2013 is as follows:

	Year ended June 30, 2013
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$211,713,204	$82,343,769	$36,131,813	$18,866,216	$349,055,002
Costs of revenue	131,443,757	46,826,268	30,362,317	16,753,972	225,386,314

Gross profit	$80,269,447	$35,517,501	$5,769,496	$2,112,244	$123,668,688

	Year ended June 30, 2012
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$190,251,683	$100,946,417	$1,967,767	$28,538,065	$321,703,932
Costs of revenue	120,646,668	51,682,038	1,476,104	21,552,372	195,357,182

Gross profit	$69,605,015	$49,264,379	$491,663	$6,985,693	$126,346,750

	Year ended June 30, 2011
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$142,323,167	$116,492,723	$-	$4,025,996	$262,841,886
Costs of revenue	92,080,943	76,645,781	-	2,986,446	171,713,170

Gross profit	$50,242,224	$39,846,942	$-	$1,039,550	$91,128,716

The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2011	2012	2013

Revenues:
PRC	$262,212,528	$297,154,293	$285,978,231
Non-PRC (including Hong Kong)	629,358	24,549,639	63,076,771

	$262,841,886	$321,703,932	$349,055,002

The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2012	2013

Long-lived assets other than goodwill and acquired intangible assets:
PRC	$85,990,556	$98,992,331
Non-PRC (including Hong Kong)	1,088,704	12,913,187

	$87,079,260	$111,905,518

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 26 -              CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans, or advances. The amount restricted was RMB1,292,655,096 (equivalent to $204,375,578) and RMB1,341,242,319 (equivalent to $217,075,165) as of June 30, 2012, and 2013, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS
(In US dollars)

	June 30,
	2012	2013
ASSETS
Current assets:
Amounts due from subsidiaries	$109,290,207	$115,549,945
Prepaid expenses	71,150	67,400
Total current assets	109,361,357	115,617,345

Investments in subsidiaries	229,258,171	298,462,924
Total assets	$338,619,528	$414,080,269

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$39,000	$36,000
Accrued liabilities	479,413	315,981
Total current liabilities	518,413	351,981

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, 55,998,917 and 57,554,824 shares issued and outstanding as of June 30, 2012 and 2013, respectively	55,999	57,555
Additional paid-in capital	178,060,482	197,534,586
Retained earnings	127,270,078	179,264,480
Accumulated other comprehensive income	32,714,556	36,871,667
Total equity	338,101,115	413,728,288

Total liabilities and equity	$338,619,528	$414,080,269

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(In US dollars)

	Year ended June 30,
	2011	2012	2013

General and administrative expenses	1,962,495	2,805,380	2,824,293
Loss from operations	(1,962,495)	(2,805,380)	(2,824,293)

Other income, net	-	-	1,837,893
Equity in profit of subsidiaries	$43,432,493	$59,027,227	$52,980,802
Income before income taxes	41,469,998	56,221,847	51,994,402
Income tax expenses	-	-	-
Net income	41,469,998	56,221,847	51,994,402

Other comprehensive income, net of tax
Translation adjustments, net of nil tax	9,273,152	5,888,744	4,157,111
Comprehensive income	$50,743,150	$62,110,591	$56,151,513

There were no cash flows related to operating, investing or financing activities for fiscal years ended June 30, 2011, 2012 or 2013.

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Such investment is presented on the balance sheets as “Investment in subsidiaries” and the subsidiaries’ profit as “Equity in profit of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Principles Of Consolidation and Basis Of Presentation [Policy Text Block]
Principles of consolidation and basis of presentation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances are eliminated upon consolidation. The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translations and transactions

The Company, GTH, Clear Mind and World Hope’s functional and reporting currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries use the primary currency of the economic environment in which their operations are conducted as their functional currency. Renminbi (“RMB”) is determined to be the functional currency of all PRC subsidiaries; Singapore dollar (“SGD”) is determined to be the functional currency of HI, HAP, CCPL, CEPL, BCPL and BMSG; Malaysian Ringgit (“MYR”) is determined to be the functional currency of CESB, BMJB and BMKL; and United Arab Emirates Dirham (“AED”), Hong Kong dollar (“HKD”), and Macau Pataca (“MOP”) are the functional currencies of CCPL Dubai branch, CSHK, and CMDE respectively.

The Company translates the assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive income. Gains or losses resulting from transactions in currencies other than the functional currency are reflected in the consolidated statements of comprehensive income for the reporting period.

For the years ended June 30, 2011, 2012 and 2013, the Company recorded foreign exchange gain (loss), net of $1,326,011, ($275,341) and $799,609, respectively.

Business Combinations Policy [Policy Text Block]
Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”). The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period.

Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time Deposits With Original Maturities Over Three Months [Policy Text Block]
Time deposits with original maturities over three months

Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms of six months or one year. As of June 30, 2013, an amount of $14,016,821 and $6,842,019 time deposit with original maturities over three months were placed in financial institutions in the PRC and Malaysia, respectively.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	Restricted cash Restricted cash consists of the cash deposited in banks pledged for performance guarantees and is not available until these guarantees are expired or cancelled.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over the contractual terms based on the percentage of completion method. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from 6 months to 5 years excluding the warranty period. The majority of the contract duration is longer than one year.

Revenue generated from mechanical and electrical solution contracts for the construction or renovation of buildings, rail or infrastructure facilities are recognized over the contractual terms based on the percentage of completion method. The contracts for mechanical and electrical solution services are legally enforceable binding agreements between the Company and customers. The duration of contracts depends on the contract size and the complexity of the construction work and ranges from 6 months to 3 years excluding the warranty period. The majority of the contract duration is longer than one year.

In accordance with ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts (“ASC 605-35”) recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Revisions in the estimated total costs of integrated contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made in the period when anticipated losses are expected on uncompleted contracts.

The Company reviews and updates the estimated total costs of integrated solution contracts at least semi-annually. The Company accounts for revisions to contract revenue and estimated total costs of integrated solution contracts, including the impact due to approved change orders, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers. Excluding the impact of change orders, if the estimated total costs of integrated solution contracts, which are revised during the year ended June, 30, 2013, had been used as a basis of recognition of contract revenue since the contract commencement, net income, basic net income per share, and diluted net income per share for the year ended June 30, 2013, would have decreased by $11,252,708, $0.20, and $0.20, respectively. Revisions to estimated total costs for the year ended June 30, 2013 were made in the ordinary course of business.

The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. The Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans and margins.

Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met.

The Company generally recognizes 100% of the contractual revenue upon receipt of customer acceptance as the Company estimates that no further major costs will be incurred under a contract, a signed customer acceptance document has been obtained, and the warranty period commences. Revenues are presented net of taxes collected on behalf of the government.

Product sales

Revenue generated from sales of products is recognized when the following four revenue recognition criteria are met (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are composed of raw materials, work in progress, purchased and manufactured finished goods and low value consumables. Inventories are accounted for on the “first-in, first-out basis”, and stated at the lower of cost or market.

The Company assesses the lower of cost or market for non-saleable, excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of integrated contracts and/or costs of products sold.

Costs incurred for a specific anticipated contract are included in inventory when the recoverability is evaluated to be probable. Costs included in inventory in anticipation of a contract are included in contract costs upon the receipt of the anticipated contract.

Standard Product Warranty, Policy [Policy Text Block]
Warranties

Warranties represent a major term under an integrated contract, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under an integrated contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for an integrated contract throughout the contract period. In addition, the Company estimates whether or not the accrued warranty liabilities are adequate by considering specific conditions that may arise and the number of contracts under warranty period at each reporting date. The Company adjusts the accrued warranty liabilities in line with the results of its assessment.

Accounts Receivable and Cost and Estimated Earnings In Excess Of Billings [Policy Text Block]
Accounts receivable and costs and estimated earnings in excess of billings

Performance of the integrated contracts will often extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual agreements. There are different billing practices in PRC and overseas operating subsidiaries including Concord and Bond. In the PRC, billings are rendered based on agreed milestones depending on the contracts terms with customers. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run and customer acceptance, and 4) expiration of the warranty period. The amounts to be billed when each of the specified milestones is reached are specified in the contracts. All contracts have the first milestone, but not all contracts have a prepayment. Each interval of two continuous billings under an integrated contract varies depending on the duration of the contract (under certain contracts, the interval of two continuous billings is longer than one year) and the last billing to be issued for an integrated solution contract is at the end of a warranty period. For Concord and Bond, billing claims are rendered subject to the approval and certification by the customers or their designated consultants. Payments are made to Concord or Bond based on the certified billings accordingly to the payment terms as mutually agreed between the customers and Concord or Bond. Certain amounts are retained by the customer and payable to Concord and Bond upon satisfaction of final quality inspection or at the end of the warranty period. The retained amounts for the three years ended June 30, 2011, 2012 and 2013 were nil, $2,091,805 and $6,549,418, respectively. Prepayments received are recorded as deferred revenue. The deferred revenue will be recognized as revenue under the percentage of completion method along with the progress of a contract. If no prepayment is received by the Company, revenue will be recognized through cost and estimated earnings in excess of billings.

The Company does not require collateral from its customers. Based on the prevailing collection practices in China, it is a reasonable expectation for the enterprises in the automation industry to take over one year to collect the accounts receivable in full.

The Company does not charge interest for late payments by its customers. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and its historical experience. The Company sets up a doubtful account for an individual customer based on the customer’s credit worthiness.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment, net

Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5 - 6 years
Electronic and other equipment	3 - 10 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, other costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.

Maintenance and repairs are charged directly to expense as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Lease, Policy [Policy Text Block]
Prepaid land leases, net

Prepaid land lease payments, for the land use right of three parcels of land in the PRC, three parcels of leasehold land in Malaysia and one parcel of leasehold land in Singapore, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 88 years.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets, except for which are estimated to have an indefinite useful life, are amortized using a straight-line method. Intangible assets estimated to have an indefinite useful life are not amortized but tested for impairment annually or more frequently when indicators of impairment exist.

The estimated useful lives for the acquired intangible assets are as follows:

Category	Estimated useful life
Customer relationship	57 - 60 months
Order backlog	21 - 33 months

Residual values are considered nil.

Goodwill Impairment [Policy Text Block]
Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company’s goodwill outstanding at June 30, 2013 was related to the acquisition of Concord and Bond (see note 3). In accordance with ASC 350, Intangibles, Goodwill and Other (“ASC 350”), goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment on June 30 in each year. The Company adopted ASU No. 2011- 08, Testing Goodwill for Impairment, pursuant to which the Company performs a qualitative assessment to determine if it is more likely than not that the fair value of each identified reporting unit is less than its carrying amount. If this is the case, the Company is not required to calculate the fair value of its reporting unit(s) and perform the two-step impairment test. However, if the Company concludes otherwise, the first step of the two-step impairment test is performed by comparing the carrying value of its reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Company recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value.

There was no impairment loss for the periods presented.

Impairment Of Long Lived Assets Other Than Goodwill [Policy Text Block]
Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

The impairment loss on long-lived assets for each of the years ended June 30, 2011, 2012 and 2013 were $23,711, nil and nil respectively, included in the general and administrative expenses, which represented impairment loss on property, plant and equipment.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling costs

All shipping and handling fees charged to customers are included in net revenue, and shipping and handling costs for goods shipped by the Company to customers are included in cost of integrated contracts and/or costs of products sold.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company adopted ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in the accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs consist primarily of staff costs, which include salaries, bonuses and benefits for research and development personnel. Research and development costs also include travel expenses of research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in research and development activities. Research and development costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

Vat Refunds and Government Subsidies [Policy Text Block]
VAT refunds and government subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 17% of its sales as valued added tax (“VAT”), and then is entitled to a refund of the portion that the Company’s actual VAT burden exceeding 3% levied on all sales containing internally developed software products. VAT refunds are recognized in the statements of comprehensive income when the necessary approval from the tax authority has been received. Certain subsidiaries of the Company located in the PRC receive government subsidies from local PRC government agencies. Government subsidies are recognized in the statement of comprehensive income when the attached conditions have been met. Government grants received for the years ended June 30, 2011, 2012 and 2013 amounted to $2,374,496  and $5,408,210 and $11,322,147, respectively, of which $1,823,851 and $3,294,511 and $4,877,720 were included as a credit to operating expenses in the statements of comprehensive income for the year ended June 30, 2011, 2012 and 2013, respectively.

Appropriations To Statutory Reserve [Policy Text Block]
Appropriations to statutory reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve. All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital. In general, the statutory reserve shall not be used for dividend distribution purposes.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated contracts, expected gross margins of integrated solution contracts, allowance for doubtful accounts, fair values of share options, the purchase price allocation and contingent consideration with respect to business combinations, warranties, valuation allowance of deferred tax assets and impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Segment Reporting, Policy [Policy Text Block]
Segment reporting

In accordance with ASC 280, Segment reporting (“ASC 280”), segment reporting is determined based on how the Company’s chief operating decision makers review operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company organizes its internal financial reporting structure based on its main product and service offerings. To better assess the Company’s performance and allocate resources, the chief operating decision makers revised their internal financial reporting structure and their management report for the year ended June 30, 2013 and operates in three principal business segments from 2013, namely industrial automation, rail transportation and mechanical and electrical solution. The prior year comparative segment disclosures were restated to reflect the Company’s current financial reporting structure. The Company does not allocate any assets to the three segments as management does not use the information to measure the performance of the reportable segments.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. In accordance with ASC 220, Comprehensive Income (“ASC 220”), the Company presents components of net income and other comprehensive income in one continuous statement.

Equity and Cost Method Investments, Policy [Policy Text Block]
Investments in cost and equity investees

The Company accounts for its equity investments under either the cost method or the equity method considering if the Company has the right and is able to exercise significant influences over the investees. Under the cost method, investments are initially carried at cost. The Company recognizes an impairment charge, equal to the difference between the cost basis and the fair value of the investment, when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. A variety of factors are considered when determining if a decline in fair value below carrying value is other than temporary, including, among others, the financial condition and prospects of the investee.

The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company's investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. Unrealized inter-company profits and losses with equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.

The impairment loss on investment in cost investees for the years ended June 30, 2011, 2012 and 2013 were $165,948, nil and nil, respectively. There was no impairment loss on investments in equity investees for the years ended June 30, 2011, 2012 and 2013.

Interest Capitalization, Policy [Policy Text Block]
Capitalization of interest

Interest incurred on borrowings for the Company’s construction of facilities and assembly line projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Earnings Per Share, Policy [Policy Text Block]
Income per share

Income per share is computed in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic income per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”). The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. The compensation cost for each vesting tranche in an award subject to performance vesting is recognized ratably from the service inception date to the vesting date for each tranche. To the extent the required service and performance conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates.

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurements

The Company has adopted ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue Recognition Leases [Policy Text Block]
Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Lessor [Policy Text Block]
Lessor

Minimum contractual rental from leases are recognized on a straight-line basis over the non-cancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. Contingent rental revenue is accrued when the contingency is removed.

Concentration Of Risks [Policy Text Block]
Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits with original maturities over three months, restricted cash, accounts receivable, other receivables and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet date. As of June 30, 2013, substantially all of the Company’s cash and cash equivalents and time deposits with original maturities exceeding three months were managed by financial institutions located in the PRC, Singapore, Malaysia and Dubai, which management believes are of high credit quality. Accounts receivable, other receivables and amounts due from related parties are typically unsecured and the risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

The Company has no customer that individually comprised 10% or more of the outstanding balance of accounts receivable as of June 30, 2012 and 2013.

Concentration of business and economic risk

A majority of the Company’s net revenue and net income are derived in the PRC. The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Concentration of currency convertibility risk

A majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Concentration of foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to monetary assets or liabilities held in foreign currencies. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US dollars against RMB was approximately 4.64%, 2.22% and 2.31% for the years ended June 30, 2011, 2012 and 2013 respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of its shares in US dollars. An appreciation of RMB against the US dollar would result in foreign currency translation losses when translating the net assets of the Company from RMB into US dollar.

For the years ended June 30, 2011, 2012 and 2013, the net foreign currency translation gains resulting from the translation of RMB and SGD functional currencies to the U.S. dollar reporting currency recorded in other comprehensive income was $9,308,905, $5,910,090 and $4,193,473, respectively.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). The standard does not amend any existing requirement for reporting net income or other comprehensive income (“OCI”) in the financial statements. However, it requires an entity to provide information about the amounts reclassified out of AOCI by component. The objective of this ASU is to help entities improve the transparency of changes in OCI and items reclassified out of AOCI in their financial statements. The standard is effective for annual reporting periods beginning after December 15, 2012 and should be applied prospectively. Early adoption is permitted. The Company will adopt ASU 2013-02 on July 1, 2013 and does not expect the adoption of this standard to have a material effect on its consolidated financial statements.

In March 2013, the FASB issued ASU 2013-05, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity, which specifies that the entire amount of cumulative translation adjustments should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and when the sale or transfer results in the complete or substantially complete liquidation of the investment in the foreign entity. The objective of ASU 2013-05 is to resolve the diversity in practice as it relates to the release of the cumulative translation adjustment into net income upon de-recognition of a subsidiary or group of assets within a foreign entity. The standard is effective for annual reporting periods beginning after December 15, 2013, and interim periods there in. The standard should be applied prospectively to derecognized events occurring after the effective date. Early adoption is permitted. The Company will adopt ASU 2013-02 on July 1, 2014 and does not expect the adoption of this standard to have a material effect on its consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax loss, or a Tax Credit Carryforward Exists, which specifies that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, with certain exceptions. The objective of this ASU is to eliminate diversity in practice. The standard is effective for annual reporting periods beginning after December 15, 2013 and interim periods within. The standard should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company will adopt ASU 2013-11 on July 1, 2014 and does not expect the adoption of this standard to have a material effect on its consolidated financial statements.

ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Consolidated Subsidiaries [Table Text Block]
As of June 30, 2013, details of the Company’s subsidiaries are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited ("GTH")	BVI	September 21, 2005	100%	-	Investment holding

Clear Mind Limited ("Clear Mind")	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited ("World Hope")	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")	People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Hollysys Group Co., Ltd. ("Hollysys Group")	PRC	December 17, 2007	-	100%	Investment holding

Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")	PRC	April 15, 2011	-	100%	Investment management

Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")	PRC	May 13, 2008	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")	PRC	September 24, 2003	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys System Engineering Co., Ltd. (“Hangzhou System”)	PRC	July 24, 2012		100%	Provision of integrated automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")	PRC	June 4, 2010	-	100%	Manufacture components of automation products for members of Hollysys

Beijing Hollycon Medicine & Technology Co., Ltd.(“Hollycon”)	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Beijing Hollysys Co., Ltd. ("Beijing Hollysys")	PRC	September 25, 1996	-	100%	Provision of integrated automation products and services

Beijing Haotong Science and Technology Development Co., Ltd. ("Haotong")	PRC	October 26, 2000	-	100%	Dormant

Xi’an Hollysys Co., Ltd. ("Xi'an Hollysys")	PRC	March 9, 2011	-	100%	Research and development

Hollsys International Pte. Limited ("HI")	Singapore	January 10, 2013	100%	-	Investment holding

Hollysys (Asia Pacific) Pte. Limited ("HAP")	Singapore	October 23, 1997	-	100%	Sale of integrated automation products

Concord Corporation Pte. Ltd ("CCPL")	Singapore	March 10, 2008	-	100%	Provision of integrated construction and installation services

Concord Electrical Pte. Ltd. ("CEPL")	Singapore	May 25, 1984	-	100%	Provision of integrated construction and installation services

Concord Electrical Sdn. Bhd. ("CESB")	Malaysia	May 13, 1994	-	100%	Provision of integrated construction and installation services

Concord Solution (HK) Limited ("CSHK")	Hong Kong	May 9, 2012	-	100%	Provision of integrated automation products and services

Concord M Design and Engineering Company Limited (“CMDE”)	Macau	February 21, 2013	-	100%	Provision of integrated automation products and services

Bond Corporation Pte Ltd ("BCPL")	Singapore	November 1, 2012	-	100%	Investment holding

Bond M & E Pte. Ltd (“BMSG”)	Singapore	March 6, 1981	-	100%	Provision of mechanical and electrical solutions and installation services

Bond M & E Sdn. Bhd. (“BMJB”)	Malaysia	October 25, 1983	-	100%	Provision of mechanical and electrical solutions and installation services

Bond M & E (KL) Sdn. Bhd. (“BMKL”)	Malaysia	October 24, 1989	-	100%	Provision of mechanical and electrical solutions and installation services

Equity Method Investment Summarized Financial Information [Table Text Block]
The net revenues and net income (loss) of WoDeWeiYe included in the consolidated financial statements of the Company were as follows:

	Year ended June 30,
	2011	2012	2013

Net revenues	$881,507	$726,193	$48,826
Net income (loss)	$(169,472)	$84,147	$(32,763)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5 - 6 years
Electronic and other equipment	3 - 10 years

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Table Text Block]	The estimated useful lives for the acquired intangible assets are as follows:
Category	Estimated useful life
Customer relationship	57 - 60 months
Order backlog	21 - 33 months

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Jun. 30, 2013
Business Acquisition [Line Items]
Schedule of Net income performance targets for Incentive Shares [Table Text Block]
The net income performance targets for the Incentive Shares for Bond are as follows:

	First installment	Second installment
Basis of performance target	Net income for the year ending December 31, 2013	Net income for the year ending December 31, 2014
Target net income	$8,806,044	$10,567,252
Nominal value of shares	$10,950,000	$10,950,000
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2013	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014

Schedule of Compound Annual Growth Rate Performance Targets For Premium Shares [Table Text Block]
The CAGR performance targets for the Premium Shares for Bond for the two-year period are as follows:

CAGR performance target:	Premium shares issuable

21%	3% of Incentive Shares for Bond
22%	6% of Incentive Shares for Bond
23%	9% of Incentive Shares for Bond
24%	12% of Incentive Shares for Bond
25% and above	15% of Incentive Shares for Bond

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The acquisition date fair value of the considerations as at the acquisition date is summarized in the below table:

Considerations	Fair value as at April 1, 2013

1) Cash consideration (i)	$35,059,270
2) Ordinary shares	16,908,964
3) Incentive Shares for Bond (ii)	21,836,461
4) Premium Shares for Bond (iii)	-

Total consideration	$73,804,695

(i)The cash consideration installments to be made in September 2013 and September 2014 had present values of $5,435,451 and $13,542,450, and were recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2013.

(ii) The fair value of the Incentive Shares for Bond was $22,691,010 as at June 30, 2013, and was recorded as non-current portion of acquisition-related consideration liabilities.

(iii) The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely.

Bond [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company has completed the valuations necessary to assess the fair value of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

April 1, 2013
Cash and cash equivalents	$4,460,439
Time deposits with original maturities over three months	7,486,463
Restricted cash	242,088
Accounts receivable	9,966,206
Cost and estimated earnings in excess of billings	6,340,396
Other receivables	883,441
Advances to suppliers	110,285
Inventories	133,450
Deferred tax assets	104,522
Assets held for sale	2,951,017
Property, plant and equipment	4,891,482
Prepaid land leases	5,884,196
Intangible assets	14,359,346
Investments in equity investees	260,611
Total identifiable assets acquired	58,073,942

Short-term bank loans	5,532,205
Accounts payable	8,654,868
Deferred revenue	2,315,102
Income tax payable	1,015,081
Other tax payable	141,731
Accrued liabilities	314,071
Deferred tax liabilities	3,790,788
Long-term bank loans	2,256,524
Total liabilities assumed	24,020,370

Net identifiable assets acquired	34,053,572

Goodwill	39,751,123
Net assets acquired	$73,804,695

Business Acquisition, Pro Forma Information [Table Text Block]
	Year ended June 30,
	2012	2013
	(Unaudited)	(Unaudited)
Total revenues	$364,217,246	$392,481,505
Net income attributable to Hollysys Automation Technologies Ltd.	60,108,836	57,813,313
Net income per share:
Basic	1.08	1.03
Diluted	$1.08	$1.02

Concord [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on July 1, 2011.

July 1, 2011
Cash and cash equivalents	$11,597,787
Accounts receivable	8,325,504
Other receivables	486,028
Advances to suppliers	485,583
Inventories	536,125
Prepaid expenses	48,098
Property, plant and equipment	4,009,933
Intangible assets	1,957,253
Total identifiable assets acquired	27,446,311

Accounts payable	4,379,465
Deferred revenue	696,452
Accrued payroll and related expense	329,946
Income tax payable	2,284,070
Accrued liabilities	3,236,106
Deferred tax liabilities	553,432
Long-term bank loans	644,939
Total liabilities assumed	12,124,410

Net identifiable assets acquired	15,321,901

Goodwill	27,588,883
Net assets acquired	$42,910,784

Business Acquisition, Pro Forma Information [Table Text Block]
	Year Ended June 30,
	2010	2011
	(Unaudited)	(Unaudited)

Total revenues	$199,341,604	$295,966,559
Net income attributable to Hollysys Automation Technologies Ltd. stockholders	33,225,194	48,967,621

Net income per ordinary share:
Basic	0.65	0.90
Diluted	$0.64	$0.89

INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Components of inventories are as follows:

	June 30,
	2012	2013

Raw materials	$7,630,420	$5,621,541
Work in progress	5,242,369	14,338,216
Finished goods	13,869,692	14,125,203
Low value consumables	2,744	19,097

	$26,745,225	$34,104,057

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30,
	2012	2013

Accounts receivable	$150,877,355	$196,701,304
Allowance for doubtful accounts	(14,287,361)	(20,102,808)

	$136,589,994	$176,598,496

Allowance For Doubtful Accounts Receivable Rollforward [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2011	2012	2013

Balance at beginning of year	$8,408,318	$10,691,810	$14,287,361
Additions	2,731,820	3,744,986	5,944,536
Written off	(903,768)	(408,848)	(556,024)
Exchange difference	455,440	259,413	426,935

Balance at end of year	$10,691,810	$14,287,361	$20,102,808

COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2013
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings And Billings In Excess Of Costs [Table Text Block]
	June 30,
	2012	2013

Contract costs incurred plus estimated earnings, net	$573,517,664	$752,152,128
Less: progress billings	(458,356,428)	(608,399,150)

	$115,161,236	$143,752,978

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
A summary of property, plant and equipment is as follows:

	June 30,
	2012	2013

Buildings	$53,018,610	$57,745,469
Machinery	4,758,477	5,364,308
Software	3,573,146	3,143,292
Vehicles	1,607,261	3,240,058
Electronic and other equipment	16,991,624	18,630,226
Construction in progress	3,648,878	16,598,819
	83,597,996	104,722,172

Less: Accumulated depreciation	(20,061,350)	(25,225,857)

	$63,536,646	$79,496,315

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
The depreciation for the years ended June 30, 2011, 2012 and 2013 were $4,334,113, $6,054,199 and $6,223,644, respectively.

Assets leased to others under operating leases

	June 30,
	2012	2013

Buildings leased to others – at original cost	$-	$10,846,090
Less: accumulated depreciation	-	3,193,260
Buildings leased to others - net	-	7,652,830

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The buildings leased to others are included under buildings in the property tabled above. At June 30, 2013, scheduled minimum rental payments to be received for buildings leased to others were:

Year ending June 30,
2014	$1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	1,571,619

PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	A summary of prepaid land leases is as follows:
	June 30,
	2012	2013

Prepaid land leases	$7,818,674	$13,768,644
Less: Accumulated amortization	(948,598)	(1,138,980)

	$6,870,076	$12,629,664

Schedule of Future Amortization Expenses of Prepaid Land Lease [Table Text Block]	The annual amortization of prepaid land leases for each of the five succeeding years is:
Year ending June 30,
2014	$286,604
2015	286,604
2016	286,604
2017	286,604
2018	286,604

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Finite Lived Intangible Assets Acquired As Part Of Business Combination [Table Text Block]
	June 30,
	2012			2013
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$529,162	(105,832)	423,330	$3,359,877	(355,274)	3,004,603
Order backlog	1,428,091	(1,256,450)	171,641	12,632,770	(3,819,777)	8,812,993
	$1,957,253	(1,362,282)	594,971	$15,992,647	(4,175,051)	11,817,596

Schedule of Expected Amortization Expense [Table Text Block]
Estimated amortization expense relating to the existing intangible assets for each of next five years is as follows:

Year ending June 30,
2014	$6,656,092
2015	3,210,629
2016	1,052,077
2017	599,198
2018	299,600
$11,817,596

GOODWILL (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill are as follows:

	June 30,
	2012	2013

Balance at beginning of year	$-	$27,588,883
Goodwill acquired (note 3)	27,588,883	39,751,123
Translation adjustments	-	(1,552,986)

Balance at end of year	$27,588,883	$65,787,020

INVESTMENTS IN EQUITY AND COST INVESTEES (Tables)	12 Months Ended
Jun. 30, 2013
Equity and Cost Method Investments [Abstract]
Schedule Of Long Term Investments Accounted For Equity Method Or Cost Method [Table Text Block]
The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2013	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (losses)	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,826,468	$2,917,828	$47,713	$8,792,009
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	857,161	2,863,374	-	3,720,535
Beijing IPE Biotechnology Co., Ltd. (“IPE”)	23.39%	1,596,186	1,666,155	-	3,262,341
New Huake Electronic Technology Co., Ltd.	37.50%	242,770	(242,770)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	485,539	(450,675)	-	34,864
Southcon Development Sdn. Bhd.	30.00%	283,117	(29,135)	-	253,982
		$9,291,241	$6,724,777	$47,713	$16,063,731

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,541,005	$-	$-	$1,541,005
Zhongjijing Investment Consulting Co., Ltd.	5.00%	323,693	-	-	323,693
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,754,003	-	-	1,754,003
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	97,107	-	-	97,107
		$3,715,808	$-	$-	$3,715,808

June 30, 2012	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (losses)	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,691,790	$943,733	$46,610	$6,682,133
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	837,348	2,421,214	-	3,258,562
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,559,290	1,354,973	-	2,914,263
New Huake Electronic Technology Co., Ltd.	37.50%	237,158	(237,158)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	474,316	(248,345)	-	225,971
		$8,799,902	$4,234,417	$46,610	$13,080,929

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,505,385	$-	$-	$1,505,385
Zhongjijing Investment Consulting Co., Ltd.	5.00%	316,211	-	-	316,211
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,080,179	-	-	1,080,179
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	94,863	-	-	94,863
		$2,996,638	$-	$-	$2,996,638

WARRANTY LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2013
Warranty Liability [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
	June 30,
	2012	2013

Beginning balance	$2,798,800	$3,575,920
Expense accrued	3,031,835	1,502,131
Expense incurred	(2,319,630)	(1,206,893)
Exchange difference	64,915	89,483

Closing balance	$3,575,920	$3,960,641
Less: current portion of warranty liabilities	3,575,920	1,865,784
Long-term warranty liabilities	$-	$2,094,857

LONG-TERM BANK LOANS (Tables)	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule Of Debt Instruments [Table Text Block]
		June 30,
		2012	2013

RMB-denominated loan	(i)	$32,411,580	$25,086,183
SGD-denominated loan	(ii)	-	562,646
MYR-denominated loan	(iii)	144,462	2,126,984
		32,556,042	27,775,813

Less: current portion		(7,914,668)	(8,671,080)

		$24,641,374	$19,104,733

i.
The RMB denominated loan is repayable in 11 installments by March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $41,111,270 and $40,399,057 as of June 30, 2012 and 2013, respectively.

ii.
The SGD denominated loans, assumed in the acquisition of Bond, are repayable in 22 to 68 installments by February 8, 2019. For the year ended June 30, 2013, the effective interest rates ranged from 4.18% to 5.0% per annum. The borrowing is secured by a mortgage of BMSG’s building, vehicles, and prepaid land leases in Singapore, with a total carrying value of $5,305,234 as of June 30, 2013.

iii.
The MYR denominated loans represent $134,748 and $1,992,236 of loans assumed in the acquisitions of Concord and Bond, respectively. They are repayable in 12 to 116 installments by February 28, 2023. For the year ended June 30, 2013, the effective interest rates ranged from 4.06% to 8.6% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with a total carrying value of $4,750,707 as of June 30, 2013.

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments for all outstanding long-term borrowings as of June 30, 2013 are as follows:

Year ending June 30,
2014	$8,671,080
2015	8,824,411
2016	9,381,898
2017	425,257
2018	414,471
2019 and onwards	58,696
$27,775,813

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Financial instruments include cash and cash equivalents, time deposits with maturities over three months, accounts receivable, other receivables, amounts due to or from related parties, accounts payable, short-term bank loans and long-term bank loans. The carrying values of these financial instruments, other than long-term bank loans approximate their fair values due to their short-term maturities. The carrying value of the Company’s long-term bank loan approximates its fair value as the long-term bank loans are subject to floating interest rates. These assets and liabilities, excluding cash and cash equivalents (which fall into level 1 of the fair value hierarchy), fall into level 2 of the fair value hierarchy.

Liabilities measured or disclosed at fair value as of June 30, 2013 are stated below:

	June 30, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Liabilities:

Acquisition-related consideration (i)	$-	$-	$22,691,010	$22,691,010

(i)
Acquisition-related consideration represents the fair value of Incentive Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. The significant unobservable inputs used in the fair value measurement of the acquisition-related consideration include the probability weighting of forecasted future net income performance and forecasted future CAGR performance of Bond, which are based on assumptions developed by management. Significant changes in forecasted net income and forecasted CAGR of Bond would result in a significantly higher or lower fair value measurement. As of April 1, 2013 and June 30, 2013, the fair value of the acquisition-related consideration in connection with Bond totaled $21,836,461 and $22,691,010, respectively.

Schedule Of Changes in Fair Value Of Contingent Consideration ,Bond Acquisition [Table Text Block]
The changes in fair value of acquisition-related consideration in connection with the Bond acquisition is shown in the following table:

Fair value measurements as of June 30, 2013 using significant unobservable inputs (Level 3)
Contingent consideration in connection with Bond acquisition

Initial recognition as at acquisition date of April 1, 2013	$21,836,461
Change in fair-value (included within other expenses, net)	854,549
Balance as at June 30, 2013	$22,691,010

SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the restricted share activity for the year ended June 30, 2013 is as follows:

	Number of restricted shares	Weighted average grant date fair value

Un-vested at June 30, 2012	40,625	$12.25

Vested	22,500	12.57
Un-vested at June 30, 2013	18,125	$11.86

Vesting Schedule For Performance Shares [Table Text Block]
The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Over 15% but below 20%	944,000	283,200	283,200	377,600
Equal or over 20% but below 25%	Additional 236,000	-	-	236,000
25% or above	Additional 236,000	-	-	236,000

	Total number of vested options	283,200	283,200	849,600

Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that 472,000 options (related to the EPS threshold at or above 20%) are not expected to vest.

A summary of the performance share option activity under the Plan for the year ended June 30, 2013 is as follows:

Performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2012	1,476,000	$9.29	4.64	$-

Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2013	1,476,000	$9.29	3.64	$4,605,120
Vested and expected to vest at June 30, 2013	944,000	$9.29	3.64	$2,945,280
Exercisable at June 30, 2013	-	$-	-	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

For options granted on
February 20, 2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Share options

A summary of the share option activity under the Plan for the year ended June 30, 2013, is as follows:

Share options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2012	138,000	$7.01	$0.73	$208,380
Exercised during the year ended June 30, 2013	138,000	7.01	-	663,330
Outstanding at June 30, 2013	-	$-	$-	$-
Vested and expected to vest at June 30, 2013	-	$-	$-	$-
Exercisable at June 30, 2013	-	$-	$-	$-

INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The Company’s income before income taxes consists of:

	Year ended June 30,
	2011	2012	2013

PRC	$49,016,069	$70,490,625	$67,927,931
Non-PRC	(1,106,988)	(3,564,560)	(7,310,250)

	$47,909,081	$66,926,065	$60,617,681

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2011	2012	2013

Current income tax expense	$7,634,494	$8,828,453	$10,052,627
Deferred income tax (benefit) expense	(1,190,527)	1,523,865	(1,955,829)

	$6,443,967	$10,352,318	$8,096,798

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year ended June 30,
	2011	2012	2013

Income before income taxes	$47,909,081	$66,926,065	$60,617,681

Expected income tax expense at statutory tax rate in PRC	11,977,270	16,731,517	15,154,420
Effect of different tax rates in various jurisdictions	15,070	417,565	897,861
Effect of preferential tax treatment	(5,768,020)	(6,551,269)	(5,993,792)
Effect of non-taxable income	(1,792,868)	(3,705,244)	(5,006,072)
Effect of additional deductible research and development expenses	(860,736)	(1,690,928)	(2,743,444)
Effect of non-deductible expenses	882,370	4,399,717	6,435,577
Under/(over) provision of income tax in previous years	792,662	(400,446)	(2,968,007)
Change in valuation allowance	149,420	-	2,232,838
Utilization of tax loss previously not recognized	(40,019)	-	-
Tax rate differential on deferred tax items	-	-	(699,417)
Withholding tax on dividend paid by subsidiary	1,077,377	-	1,248,355
Recognition of temporary difference not recognized in previous years	-	1,222,667	(286,776)
Others	11,441	(71,261)	(174,745)

Income tax expenses	$6,443,967	$10,352,318	$8,096,798

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The temporary differences that have given rise to the deferred tax assets consist of the following:

	June 30,
	2012	2013
Deferred tax assets-current
Allowance for doubtful accounts	$2,477,942	$4,577,626
Inventory provision	404,846	217,864
Provision for contract loss	-	332,547
Long-term assets	74,169	45,577
Deferred revenue	2,653,707	4,096,415
Deferred subsidies	661,981	786,545
Warranty liabilities	539,189	376,780
Recognition of intangible assets	326,552	389,967
Accrued payroll	511,593	726,286
Net operating loss carry forward	700,979	2,788,042
Less: valuation allowance	-	(2,232,838)
Total deferred tax assets-current	$8,350,958	$12,104,811

Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(7,590,901)	(11,230,330)
Others	(358,296)	(27,068)

Total deferred tax liabilities-current	(7,949,197)	(11,257,398)

Net deferred tax assets-current	772,061	3,033,931
Net deferred tax liabilities-current	$(370,300)	$(2,186,518)

Deferred tax assets, non-current
Long-term assets	495,865	477,000
Deferred subsidies	381,596	1,762,664
Recognition of intangible assets	573,710	446,413
Warranty liabilities	-	523,714
Total deferred tax assets-non-current	$1,451,171	$3,209,791

Deferred tax liabilities, non-current
Share of net gains of equity investees	(1,036,772)	(1,715,240)
Property, plant and equipment	-	(306,183)
Intangible assets	-	(2,966,515)
Total deferred tax liabilities-non-current	$(1,036,772)	$(4,987,938)

Net deferred tax assets-non-current	$414,399	$1,494,551
Net deferred tax liabilities-non-current	$-	$(3,272,698)

INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2011	2012	2013

Numerator:
Net income attributable to Hollysys Automation Technologies Ltd.	$41,469,998	$56,221,847	$51,994,402

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	54,564,842	55,659,765	56,167,592
Effect of dilutive securities Share options	382,070	148,139	206,506
Restricted shares	2,368	20,457	38,371
Weighted average ordinary shares outstanding used in computing diluted income per share	54,949,280	55,828,361	56,412,469

Income per share – basic	$0.76	$1.01	$0.93

Income per share – diluted	$0.75	$1.01	$0.92

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties [Table Text Block]
Due from related parties

	June 30,
	2012	2013

China Techenergy	$14,850,375	$23,391,167
Shenhua Information	1,183,660	2,157,094
Hollysys Machine	297,622	352,119
Electric Motor	-	462
Zhejiang Sanxin	-	10,304
Hollysys Equipment	4,901	-
Ruixing	-	199,045
Swee Yong Chim	-	200,631
Yoon Fah Chim	-	200,632

	$16,336,558	$26,511,454

Schedule Of Amount Due To Related Parties [Table Text Block]
Due to related parties

	June 30,
	2012	2013

Shenhua Information	$1,544,464	$1,351,199
China Techenergy	401,719	691,360
Electric Motor	16,224	27,393
Hollysys Equipment	1,821	-
Hollysys Machine	45	10,915
New Huake	2	2

	$1,964,275	$2,080,869

Schedule of Related Party Transactions [Table Text Block]
Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2011	2012	2013

Electric Motor	$34,085	$31,729	$68,336
Shenhua Information	2,151,391	41,045	364,537
Hollysys Machine	-	-	972,508
New Huake	879,111	-	69,768

	$3,064,587	$72,774	$1,475,149

Purchase of building from:

	Year ended June 30,
	2011	2012	2013

Shenhua Information	$3,608,675	$-	$-

Sales of goods and integrated solutions to:

	Year ended June 30,
	2011	2012	2013

China Techenergy	$3,557,125	$3,657,215	$17,059,714
Shenhua Information	727,460	1,411,274	1,936,273
Hollysys Machine	-	296,523	557,243
Electric Motor	13,478	1,775	3,893

	$4,298,063	$5,366,787	$19,557,123

Operating lease income from:

	Year ended June 30,
	2011	2012	2013

Hollysys Machine	$-	$45,475	$65,926

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended June 30,	Minimum lease payments

2014	$1,464,599
2015	884,833
2016	607,045
2017	390,524

OPERATING LEASES AS LESSOR (Tables)	12 Months Ended
Jun. 30, 2013
Leases [Abstract]
Minimum Lease Payment to Be Received For Operating Leases [Table Text Block]
The minimum lease payments to be received in the next five years consist of the following:

Year ended June 30,	Minimum lease payments

2014	$1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	1,571,619

SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Summarized information by segments for the years ended June 30, 2013 is as follows:

	Year ended June 30, 2013
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$211,713,204	$82,343,769	$36,131,813	$18,866,216	$349,055,002
Costs of revenue	131,443,757	46,826,268	30,362,317	16,753,972	225,386,314

Gross profit	$80,269,447	$35,517,501	$5,769,496	$2,112,244	$123,668,688

	Year ended June 30, 2012
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$190,251,683	$100,946,417	$1,967,767	$28,538,065	$321,703,932
Costs of revenue	120,646,668	51,682,038	1,476,104	21,552,372	195,357,182

Gross profit	$69,605,015	$49,264,379	$491,663	$6,985,693	$126,346,750

	Year ended June 30, 2011
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$142,323,167	$116,492,723	$-	$4,025,996	$262,841,886
Costs of revenue	92,080,943	76,645,781	-	2,986,446	171,713,170

Gross profit	$50,242,224	$39,846,942	$-	$1,039,550	$91,128,716

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2011	2012	2013

Revenues:
PRC	$262,212,528	$297,154,293	$285,978,231
Non-PRC (including Hong Kong)	629,358	24,549,639	63,076,771

	$262,841,886	$321,703,932	$349,055,002

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2012	2013

Long-lived assets other than goodwill and acquired intangible assets:
PRC	$85,990,556	$98,992,331
Non-PRC (including Hong Kong)	1,088,704	12,913,187

	$87,079,260	$111,905,518

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS
(In US dollars)

	June 30,
	2012	2013
ASSETS
Current assets:
Amounts due from subsidiaries	$109,290,207	$115,549,945
Prepaid expenses	71,150	67,400
Total current assets	109,361,357	115,617,345

Investments in subsidiaries	229,258,171	298,462,924
Total assets	$338,619,528	$414,080,269

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$39,000	$36,000
Accrued liabilities	479,413	315,981
Total current liabilities	518,413	351,981

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, 55,998,917 and 57,554,824 shares issued and outstanding as of June 30, 2012 and 2013, respectively	55,999	57,555
Additional paid-in capital	178,060,482	197,534,586
Retained earnings	127,270,078	179,264,480
Accumulated other comprehensive income	32,714,556	36,871,667
Total equity	338,101,115	413,728,288

Total liabilities and equity	$338,619,528	$414,080,269

Condensed Income Statement [Table Text Block]
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(In US dollars)

	Year ended June 30,
	2011	2012	2013

General and administrative expenses	1,962,495	2,805,380	2,824,293
Loss from operations	(1,962,495)	(2,805,380)	(2,824,293)

Other income, net	-	-	1,837,893
Equity in profit of subsidiaries	$43,432,493	$59,027,227	$52,980,802
Income before income taxes	41,469,998	56,221,847	51,994,402
Income tax expenses	-	-	-
Net income	41,469,998	56,221,847	51,994,402

Other comprehensive income, net of tax
Translation adjustments, net of nil tax	9,273,152	5,888,744	4,157,111
Comprehensive income	$50,743,150	$62,110,591	$56,151,513

ORGANIZATION AND BUSINESS BACKGROUND (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Equity Method Investment Summarized Financial Information [Line Items]
Net revenues	$ 48,826	$ 726,193	$ 881,507
Net income (loss)	$ (32,763)	$ 84,147	$ (169,472)

ORGANIZATION AND BUSINESS BACKGROUND (Details 1)	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2013 Gifted Time Holdings Limited [Member]	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Feb. 06, 2006 Gifted Time Holdings Limited [Member]	Jun. 30, 2013 Gifted Time Holdings Limited [Member] Direct [Member]	Jun. 30, 2013 Gifted Time Holdings Limited [Member] Indirect [Member]	Jun. 30, 2013 Clear Mind Limited [Member]	Jun. 30, 2013 Clear Mind Limited [Member] Direct [Member]	Jun. 30, 2013 Clear Mind Limited [Member] Indirect [Member]	Jun. 30, 2013 World Hope Enterprises Limited [Member]	Jun. 30, 2013 World Hope Enterprises Limited [Member] Direct [Member]	Jun. 30, 2013 World Hope Enterprises Limited [Member] Indirect [Member]	Jun. 30, 2013 Beijing Helitong S&T Exploration Co Ltd [Member]	Jun. 30, 2013 Beijing Helitong S&T Exploration Co Ltd [Member] Direct [Member]	Jun. 30, 2013 Beijing Helitong S&T Exploration Co Ltd [Member] Indirect [Member]	Jun. 30, 2013 Hollysys Group Co Ltd [Member]	Jun. 30, 2013 Hollysys Group Co Ltd [Member] Direct [Member]	Jun. 30, 2013 Hollysys Group Co Ltd [Member] Indirect [Member]	Jun. 30, 2013 Hollysys (Beijing) Investment Co Ltd [Member]	Jun. 30, 2013 Hollysys (Beijing) Investment Co Ltd [Member] Direct [Member]	Jun. 30, 2013 Hollysys (Beijing) Investment Co Ltd [Member] Indirect [Member]	Jun. 30, 2013 Beijing Hollysys Automation Drive Co Ltd [Member]	Jun. 30, 2013 Beijing Hollysys Automation Drive Co Ltd [Member] Direct [Member]	Jun. 30, 2013 Beijing Hollysys Automation Drive Co Ltd [Member] Indirect [Member]	Jun. 30, 2013 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2013 Hangzhou Hollysys Automation Co., Ltd [Member] Direct [Member]	Jun. 30, 2013 Hangzhou Hollysys Automation Co., Ltd [Member] Indirect [Member]	Jun. 30, 2013 Hangzhou Hollysys System Engineering Co Ltd [Member]	Jun. 30, 2013 Hangzhou Hollysys System Engineering Co Ltd [Member] Indirect [Member]	Jun. 30, 2013 Beijing Hollysys Electronics Technology Co Ltd [Member]	Jun. 30, 2013 Beijing Hollysys Electronics Technology Co Ltd [Member] Direct [Member]	Jun. 30, 2013 Beijing Hollysys Electronics Technology Co Ltd [Member] Indirect [Member]	Jun. 30, 2013 Beijing Hollycon Med. Tech. Co Ltd [Member]	Jun. 30, 2013 Beijing Hollycon Med. Tech. Co Ltd [Member] Direct [Member]	Jun. 30, 2013 Beijing Hollycon Med. Tech. Co Ltd [Member] Indirect [Member]	Jun. 30, 2013 Beijing Hollysys Co., Ltd. ("Beijing Hollysys") [Member]	Jun. 30, 2013 Beijing Hollysys Co., Ltd. ("Beijing Hollysys") [Member] Direct [Member]	Jun. 30, 2013 Beijing Hollysys Co., Ltd. ("Beijing Hollysys") [Member] Indirect [Member]	Jun. 30, 2013 Beijing Haotong Science and Technology Development Co Ltd [Member]	Jun. 30, 2013 Beijing Haotong Science and Technology Development Co Ltd [Member] Direct [Member]	Jun. 30, 2013 Beijing Haotong Science and Technology Development Co Ltd [Member] Indirect [Member]	Jun. 30, 2013 Xian Hollysys Co Ltd [Member]	Jun. 30, 2013 Xian Hollysys Co Ltd [Member] Direct [Member]	Jun. 30, 2013 Xian Hollysys Co Ltd [Member] Indirect [Member]	Jun. 30, 2013 Hollsys International Pte Limited [Member]	Jun. 30, 2013 Hollsys International Pte Limited [Member] Direct [Member]	Jun. 30, 2013 Hollsys International Pte Limited [Member] Indirect [Member]	Jun. 30, 2013 Hollysys (Asia Pacific) Pte Limited [Member]	Jun. 30, 2013 Hollysys (Asia Pacific) Pte Limited [Member] Direct [Member]	Jun. 30, 2013 Hollysys (Asia Pacific) Pte Limited [Member] Indirect [Member]	Jun. 30, 2013 Concord Corporation Pte Ltd [Member]	Jun. 30, 2011 Concord Corporation Pte Ltd [Member]	Jun. 30, 2013 Concord Corporation Pte Ltd [Member] Direct [Member]	Jun. 30, 2013 Concord Corporation Pte Ltd [Member] Indirect [Member]	Jun. 30, 2013 Concord Electrical Pte Ltd [Member]	Jun. 30, 2013 Concord Electrical Pte Ltd [Member] Direct [Member]	Jun. 30, 2013 Concord Electrical Pte Ltd [Member] Indirect [Member]	Jun. 30, 2013 Concord Electrical Sdn Bhd [Member]	Jun. 30, 2013 Concord Electrical Sdn Bhd [Member] Direct [Member]	Jun. 30, 2013 Concord Electrical Sdn Bhd [Member] Indirect [Member]	Jun. 30, 2013 Concord Solution (Hk) Limited [Member]	Jun. 30, 2013 Concord Solution (Hk) Limited [Member] Direct [Member]	Jun. 30, 2013 Concord Solution (Hk) Limited [Member] Indirect [Member]	Jun. 30, 2013 Concord M Design and Engineering Company Limited [Member]	Jun. 30, 2013 Concord M Design and Engineering Company Limited [Member] Direct [Member]	Jun. 30, 2013 Concord M Design and Engineering Company Limited [Member] Indirect [Member]	Jun. 30, 2013 Bond Corporation Pte Ltd [Member]	Jun. 30, 2013 Bond Corporation Pte Ltd [Member] Direct [Member]	Jun. 30, 2013 Bond Corporation Pte Ltd [Member] Indirect [Member]	Jun. 30, 2013 Bond M And E Pte Ltd [Member]	Jun. 30, 2013 Bond M And E Pte Ltd [Member] Direct [Member]	Jun. 30, 2013 Bond M And E Pte Ltd [Member] Indirect [Member]	Jun. 30, 2013 Bond M And E SdnBhd [Member]	Jun. 30, 2013 Bond M And E SdnBhd [Member] Direct [Member]	Jun. 30, 2013 Bond M And E SdnBhd [Member] Indirect [Member]	Jun. 30, 2013 Bond M & E (KL) SdnBhd [Member]	Jun. 30, 2013 Bond M & E (KL) SdnBhd [Member] Direct [Member]	Jun. 30, 2013 Bond M & E (KL) SdnBhd [Member] Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Gifted Time Holdings Limited ("GTH")					Clear Mind Limited ("Clear Mind")			World Hope Enterprises Limited ("World Hope")			Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")			Hollysys Group Co., Ltd. ("Hollysys Group")			Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")			Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")			Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")			Hangzhou Hollysys System Engineering Co., Ltd. (“Hangzhou System”)		Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")			Beijing Hollycon Medicine & Technology Co. Ltd.(“Hollycon”)			Beijing Hollysys Co., Ltd. ("Beijing Hollysys")			Beijing Haotong Science and Technology Development Co. Ltd. ("Haotong")			Xi’an Hollysys Co., Ltd. ("Xi'an Hollysys")			Hollsys International Pte. Limited ("HI")			Hollysys (Asia Pacific) Pte. Limited ("HAP")			Concord Corporation Pte. Ltd ("CCPL")				Concord Electrical Pte. Ltd. ("CEPL")			Concord Electrical Sdn. Bhd. ("CESB")			Concord Solution (HK) Limited ("CSHK")			Concord M Design and Engineering Company Limited (“CMDE”)			Bond Corporation Pte Ltd ("BCPL")			Bond M & E Pte. Ltd (“BMSG”)			Bond M & E Sdn. Bhd. (“BMJB”)			Bond M & E (KL) Sdn. Bhd. (“BMKL”)
Place of incorporation	BVI					BVI			Hong Kong			People’s Republic of China (“PRC”)			PRC			PRC			PRC			PRC			PRC		PRC			PRC			PRC			PRC			PRC			Singapore			Singapore			Singapore				Singapore			Malaysia			Hong Kong			Macau			Singapore			Singapore			Malaysia			Malaysia
Date of incorporation	Sep 21, 2005					Nov 29, 2007			Sep 17, 2007			Jan 25, 2008			Dec 17, 2007			Apr 15, 2011			May 13, 2008			Sep 24, 2003			Jul 24, 2012		Jun 4, 2010			Jun 4, 2010			Sep 25, 1996			Oct 26, 2000			Mar 9, 2011			Jan 10, 2013			Oct 23, 1997			Mar 10, 2008				May 25, 1984			May 13, 1994			May 9, 2012			Feb 21, 2013			Nov 1, 2012			Mar 6, 1981			Oct 25, 1983			Oct 24, 1989
Equity method investment, ownership percentage		100.00%	100.00%	100.00%	0.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		100.00%		0.00%	100.00%		0.00%	51.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		100.00%	0.00%		0.00%	100.00%		100.00%	0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%
Principal activities	Investment holding					Investment holding			Investment holding			Investment holding			Investment holding			Investment management			Provision of integrated automation products and services			Provision of integrated automation products and services			Provision of integrated automation products and services		Manufacture components of automation products for members of Hollysys			Manufacture and sale of medical automation equipment			Provision of integrated automation products and services			Dormant			Research and development			Investment holding			Sale of integrated automation products			Provision of integrated construction and installation services				Provision of integrated construction and installation services			Provision of integrated construction and installation services			Provision of integrated automation products and services			Provision of integrated automation products and services			Investment holding			Provision of mechanical and electrical solutions and installation services			Provision of mechanical and electrical solutions and installation services			Provision of mechanical and electrical solutions and installation services

ORGANIZATION AND BUSINESS BACKGROUND (Details Textual)	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Feb. 06, 2006 Gifted Time Holdings Limited [Member]	Dec. 23, 2009 Beijing Hollysys [Member] USD ($)	Dec. 23, 2009 Beijing Hollysys [Member] CNY	Jul. 01, 2009 Beijing Hollysys [Member] USD ($)	Jul. 01, 2009 Beijing Hollysys [Member] CNY	Mar. 16, 2010 Beijing Hollysys [Member] USD ($)	Sep. 07, 2007 Beijing Hollysys [Member]	Sep. 21, 2005 Beijing Hollysys [Member]	Sep. 07, 2007 Hangzhou Hollysys [Member]	Sep. 21, 2005 Hangzhou Hollysys [Member]	Jun. 30, 2011 Concord Corporation Pte Ltd [Member]	Dec. 31, 2012 Beijing Wodeweiye Technology Exploration Co Ltd [Member] USD ($)	Apr. 01, 2013 Bond Corporation Pte Ltd [Member]	Jan. 10, 2013 Bond Corporation Pte Ltd [Member] SGD	Feb. 21, 2013 Concord M Design and Engineering Company Limited [Member] USD ($)	May 09, 2012 Concord Solution (Hk) Limited [Member] HKD	Jul. 24, 2012 Hangzhou Hollysys System Engineering Co Ltd [Member] CNY
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest held	100.00%	100.00%	24.11%	24.11%	75.89%	75.89%	100.00%	74.11%	74.11%	60.00%		100.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.78%	1.78%								100.00%
Acquisition of equity interest from non-controlling interest					$ 2,638,793	18,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)			4,413,948	4,413,948
Business Acquisition, Cost of Acquired Entity, Cash Paid			9,917,063	67,634,366
Equity Method Investments, Fair Value Disclosure							53,011,515
Interest Holding Percentage Through Reorganization Arrangement1											60.00%
Percentage of sold equity interest													51.00%
Sold of equity interest of consideration													112,674
Percentage of owned by parent with registered capital															100.00%	100.00%	100.00%	100.00%
Registered Capital															200,000,000	$ 25,000	10,000	50,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jun. 30, 2013
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Other Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Other Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (Bond [Member])	12 Months Ended
Jun. 30, 2013
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	60 months
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	57 months
Order or Production Backlog [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	33 months
Order or Production Backlog [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	21 months

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Line Items]
Asset Impairment Charges	$ 0	$ 0	$ 23,711
Percentage Of Recognized Contractual Revenue	100.00%
Goodwill, Impairment Loss	0	0	0
Effective Value Added Tax Rate	17.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserved, Balance, Maximum ,Description	50% of the registered capital
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	799,609	(275,341)	1,326,011
Concentration Risk, Percentage	10.00%	10.00%
Percentage Of Currency Depreciation	2.31%	2.22%	4.64%
Retained Amount of Accounts Receivable	6,549,418	2,091,805	0
Government Grants Received	11,322,147	5,408,210	2,374,496
Revenue from Grants	4,877,720	3,294,511	1,823,851
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Translation adjustments, net of nil tax	4,193,473	5,910,090	9,308,905
Integrated solutions contract Duration Minimum	1 year
Integrated Solutions Contract Revenue	11,252,708
Decreased Net Income Per Share Basic	$ 0.2
Decreased Net Income Per Share diluted	$ 0.2
Acquired Finite-lived Intangible Asset, Residual Value	0
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	14,016,821
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	6,842,019
Equity Method Investee [Member]
Accounting Policies [Line Items]
Impairment loss on long-term investment	0	0	0
Cost-method Investments [Member]
Accounting Policies [Line Items]
Impairment loss on long-term investment	$ 0	$ 0	$ 165,948
Software Development [Member]
Accounting Policies [Line Items]
Percentage Of Value Added Tax Refunded	3.00%
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Major Term Of Integrated Contract	1 year
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Major Term Of Integrated Contract	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years

BUSINESS COMBINATION (Details) (USD $)	1 Months Ended
	Apr. 30, 2013 First installment [Member]	Apr. 30, 2013 Second installment [Member]	Apr. 30, 2013 Bond [Member] First installment [Member]	Apr. 30, 2013 Bond [Member] Second installment [Member]
Business Acquisition [Line Items]
Basisofperformancetarget	Net income for the year ended December 31, 2013	Net income for the year ended December 31, 2014
Target net income			$ 8,806,044	$ 10,567,252
Nominal value of shares			$ 10,950,000	$ 10,950,000
Referencing share price to achieve the nominal value of shares			Average closing price of the Company’s shares during the trading days from October 1 to December 31 2013	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014

BUSINESS COMBINATION (Details 1)	12 Months Ended
Jun. 30, 2013
CAGR performance target, 21% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	3.00%
CAGR performance target, 22% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	6.00%
CAGR performance target, 23% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	9.00%
CAGR performance target, 24% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	12.00%
CAGR performance target, 25% [Member]
Business Acquisition [Line Items]
Premium Shares of Incentive Shares, CAGR Performance Target	15.00%

BUSINESS COMBINATION (Details 2) (USD $)	Apr. 01, 2013
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	$ 73,804,695
Cash consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	35,059,270 [1]
Ordinary shares [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	16,908,964
Incentive Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	21,836,461 [2]
Premium Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	$ 0 [3]

[1]	The cash consideration installments to be made in September 2013 and September 2014 had present values of $5,435,451 and $13,542,450, and were recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2013.
[2]	The fair value of the Incentive Shares for Bond was $22,691,010 as at June 30, 2013, and was recorded as non-current portion of acquisition-related consideration liabilities.
[3]	The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely.

BUSINESS COMBINATION (Details 3) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Apr. 01, 2013 Bond [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 4,460,439
Time deposits with original maturities over three months				7,486,463
Restricted cash				242,088
Accounts receivable				9,966,206
Cost and estimated earnings in excess of billings				6,340,396
Other receivables				883,441
Advances to suppliers				110,285
Inventories				133,450
Deferred tax assets				104,522
Assets held for sale				2,951,017
Property, plant and equipment				4,891,482
Prepaid land leases				5,884,196
Intangible assets				14,359,346
Investments in equity investees				260,611
Total identifiable assets acquired				58,073,942
Short-term bank loans				5,532,205
Accounts payable				8,654,868
Deferred revenue				2,315,102
Income tax payable				1,015,081
Other tax payable				141,731
Accrued liabilities				314,071
Deferred tax liabilities				3,790,788
Long-term bank loans				2,256,524
Total liabilities assumed				24,020,370
Net identifiable assets acquired				34,053,572
Goodwill	65,787,020	27,588,883	0	39,751,123
Net assets acquired				$ 73,804,695

BUSINESS COMBINATION (Details 4) (Bond [Member], USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Bond [Member]
Business Acquisition [Line Items]
Total revenues	$ 392,481,505	$ 364,217,246
Net income attributable to Hollysys Automation Technologies Ltd.	$ 57,813,313	$ 60,108,836
Net income per share:
Basic (in dollars per share)	$ 1.03	$ 1.08
Diluted (in dollars per share)	$ 1.02	$ 1.08

BUSINESS COMBINATION (Details 5) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Business Acquisition [Line Items]
Goodwill	$ 65,787,020	$ 27,588,883	$ 0
Concord [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			11,597,787
Accounts receivable			8,325,504
Other receivables			486,028
Advances to suppliers			485,583
Inventories			536,125
Prepaid expenses			48,098
Property, plant and equipment			4,009,933
Intangible assets			1,957,253
Total identifiable assets acquired			27,446,311
Accounts payable			4,379,465
Deferred revenue			696,452
Accrued payroll and related expense			329,946
Income tax payable			2,284,070
Accrued liabilities			3,236,106
Deferred tax liabilities			553,432
Long-term bank loans			644,939
Total liabilities assumed			12,124,410
Net identifiable assets acquired			15,321,901
Goodwill			27,588,883
Net assets acquired			$ 42,910,784

BUSINESS COMBINATION (Details 6) (Concord [Member], USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Concord [Member]
Business Acquisition [Line Items]
Total revenues	$ 24,237,402	$ 295,966,559	$ 199,341,604
Net income attributable to Hollysys Automation Technologies Ltd.	$ 1,936,780	$ 48,967,621	$ 33,225,194
Net income per share:
Basic (in dollars per share)		$ 0.9	$ 0.65
Diluted (in dollars per share)		$ 0.89	$ 0.64

BUSINESS COMBINATION (Details Textual)	12 Months Ended						12 Months Ended	1 Months Ended			12 Months Ended				1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Incentive Shares for Bond [Member] USD ($)	Jun. 30, 2013 September 2013 [Member] Cash Consideration USD ($)	Jun. 30, 2013 September 2014 [Member] Cash Consideration USD ($)	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Incentive Shares [Member]	Sep. 02, 2011 Concord [Member] USD ($)	Jul. 31, 2011 Concord [Member] USD ($)	May 31, 2011 Concord [Member] USD ($)	Jun. 30, 2012 Concord [Member] USD ($)	Jun. 30, 2011 Concord [Member] USD ($)	Jun. 30, 2011 Concord [Member] SGD	Jun. 30, 2010 Concord [Member] USD ($)	May 30, 2013 Bond [Member] USD ($)	Apr. 30, 2013 Bond [Member] USD ($)	Apr. 01, 2013 Bond [Member] USD ($)	Jun. 30, 2013 Bond [Member] USD ($)	Jun. 30, 2012 Bond [Member] USD ($)	Jun. 30, 2013 Bond [Member] Hollysys Automation Tech. [Member] USD ($)	Sep. 30, 2014 Bond [Member] Subsequent Event [Member] USD ($)	Sep. 30, 2013 Bond [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2013 Bond [Member] Installment One [Member] USD ($)	Jun. 30, 2013 Bond [Member] Installment Two [Member] USD ($)	Jun. 30, 2013 Customer Relationships [Member] Concord [Member] USD ($)	Jun. 30, 2013 Customer Relationships [Member] Bond [Member] USD ($)	Jun. 30, 2013 Customer Relationships [Member] Bond [Member] Maximum [Member]	Jun. 30, 2013 Customer Relationships [Member] Bond [Member] Minimum [Member]	Jul. 31, 2011 Order or Production Backlog [Member] Concord [Member]	Jun. 30, 2011 Order or Production Backlog [Member] Concord [Member] USD ($)	Jun. 30, 2013 Order or Production Backlog [Member] Bond [Member] USD ($)	Jun. 30, 2013 Order or Production Backlog [Member] Bond [Member] Maximum [Member]	Jun. 30, 2013 Order or Production Backlog [Member] Bond [Member] Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					50.00%	20.00%						100.00%	100.00%				100.00%
Business Acquisition Cost Of Acquired Entity Purchases Price												$ 42,910,784					$ 73,804,695
Business Acquisition, Cost of Acquired Entity, Cash Paid									20,750,000	20,750,000		33,789,285	41,500,000			16,390,000	36,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,006,788							1,407,907
Equity Method Investment, Quoted Market Value								9,121,499							16,908,964
Options outstanding, Options granted (in shares)							1,510,181
Business Acquisition Purchases Price Allocation Amortizable Intangible Assets																									529,162	2,900,056				1,428,091	11,459,290
Finite-Lived Intangible Asset, Useful Life																									5 years		60 months	57 months	2 years			33 months	21 months
Business Combination, Acquisition Related Costs											351,836							547,529
Business Combination, Consideration Transferred, Total																	73,000,000
Business Combination Nominal Value of Shares																							10,940,893	10,895,568
Business Acquisition, Pro Forma Revenue											24,237,402	295,966,559		199,341,604				392,481,505	364,217,246	22,794,659
Business Acquisition, Pro Forma Net Income (Loss)											1,936,780	48,967,621		33,225,194				57,813,313	60,108,836	1,791,123
Number of Equal Installments in Incentive Shares to Selling Shareholders	2
Delivery Period Incentive Shares After Filing of Annual Report 2014	30 days
Delivery Period Incentive Shares After Filing of Annual Report 2015	30 days
Number Of Equal Installments On Cash Paid Of Acquisition	2
Number Of Selling Shareholders Of Concord	2
Business Acquisition Cash Consideration Installments																					13,286,000	5,383,270
Business Acquisition Cash Payments Expect In September 2013																		5,510,000
Business Acquisition Cash Payments Expect In September 2014																		14,600,000
Fair Value of Accounts Receivable												8,325,504					9,966,206
Gross Contractual Accounts Receivable																	10,720,334
Contractual Cash Flows Collected at Acquisition																	754,128
Percentage Of Total Incentive Shares On Premium Shares Issuable																		15.00%
Premium Shares Issuable Of Total Incentive Shares																		3,300,000
Minimum Percentage of Annual Growth Rate Performance Target																		20.00%
Business Combination Contingent Consideration Liability Current			5,435,451
Business Combination Contingent Consideration Liability NonCurrent		$ 22,691,010		$ 13,542,450

INVENTORIES (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Inventory [Line Items]
Raw materials	$ 5,621,541	$ 7,630,420
Work in progress	14,338,216	5,242,369
Finished goods	14,125,203	13,869,692
Low value consumables	19,097	2,744
Inventories	$ 34,104,057	$ 26,745,225

INVENTORIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Inventory [Line Items]
Costs Incurred For Contracts	$ 8,492,604	$ 1,094,650

ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Accounts Receivables [Line Items]
Accounts receivable	$ 196,701,304	$ 150,877,355
Allowance for doubtful accounts	(20,102,808)	(14,287,361)
Accounts receivable, net	$ 176,598,496	$ 136,589,994

ACCOUNTS RECEIVABLE (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accounts Receivable [Line Items]
Balance at beginning of year	$ 14,287,361	$ 10,691,810	$ 8,408,318
Additions	5,944,536	3,744,986	2,731,820
Written off	(556,024)	(408,848)	(903,768)
Exchange difference	426,935	259,413	455,440
Balance at end of year	$ 20,102,808	$ 14,287,361	$ 10,691,810

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contract costs incurred plus estimated earnings, net	$ 752,152,128	$ 573,517,664
Less: progress billings	(608,399,150)	(458,356,428)
Cost and estimated earnings in excess of billings, Total	$ 143,752,978	$ 115,161,236

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details Textual) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contracts Completed But Still Within Warranty Period Current	$ 16,548,951	$ 16,762,243
Contracts Completed But Still Within Warranty Period Non Current	$ 694,786	$ 676,318

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 104,722,172	$ 83,597,996
Less: Accumulated depreciation	(25,225,857)	(20,061,350)
Property, plant and equipment, net	79,496,315	63,536,646
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	57,745,469	53,018,610
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,364,308	4,758,477
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,143,292	3,573,146
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,240,058	1,607,261
Electronic and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,630,226	16,991,624
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 16,598,819	$ 3,648,878

PROPERTY, PLANT AND EQUIPMENT (Details 1) (Assets Leased to Others [Member], Building [Member], USD $)	Jun. 30, 2013	Jun. 30, 2012
Assets Leased to Others [Member] | Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 10,846,090	$ 0
Less: accumulated depreciation	3,193,260	0
Buildings leased to others - net	$ 7,652,830	$ 0

PROPERTY, PLANT AND EQUIPMENT (Details 2) (Assets Leased to Others [Member], Building [Member], USD $)	Jun. 30, 2013
Assets Leased to Others [Member] | Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2014	$ 1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	$ 1,571,619

PROPERTY, PLANT AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 6,223,644	$ 6,054,199	$ 4,334,113
Property Plant And Equipment Pledged For Short Term Loans	1,125,846	0
Property Plant And Equipment Pledged For Long Term Loans	35,101,837	35,250,574
Mortgaged Assets On Property Plant And Equipment	4,549,424	569,171
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Accumulated Capitalized Interest Costs	$ 418,715	$ 102,577	$ 310,551

PREPAID LAND LEASES (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Prepaid Land and Leases [Line Items]
Prepaid land leases	$ 13,768,644	$ 7,818,674
Less: Accumulated amortization	(1,138,980)	(948,598)
Deferred Costs, Leasing, Net	$ 12,629,664	$ 6,870,076

PREPAID LAND LEASES (Details 1) (USD $)	Jun. 30, 2013
Prepaid Land and Leases [Line Items]
2014	$ 286,604
2015	286,604
2016	286,604
2017	286,604
2018	$ 286,604

PREPAID LAND LEASES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Prepaid Land and Leases [Line Items]
Amortization of Deferred Leasing Fees	$ 157,504	$ 171,204	$ 134,479
Prepaid Land Leases Total	2,118,147	0
Pledged Assets, Not Separately Reported, Real Estate	5,297,220	5,291,525
Mortgaged Long Term Bank Loans	$ 5,506,517	$ 0

ASSETS HELD FOR SALE (Details Textual) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Long Lived Assets Held-for-sale [Line Items]
Assets Held-for-sale, Current, Total	$ 2,876,054	$ 0

ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 15,992,647	$ 1,957,253
Accumulated amortization	(4,175,051)	(1,362,282)
Net carrying value	11,817,596	594,971
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,359,877	529,162
Accumulated amortization	(355,274)	(105,832)
Net carrying value	3,004,603	423,330
Order Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	12,632,770	1,428,091
Accumulated amortization	(3,819,777)	(1,256,450)
Net carrying value	$ 8,812,993	$ 171,641

ACQUIRED INTANGIBLE ASSETS, NET (Details 1) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2014	$ 6,656,092
2015	3,210,629
2016	1,052,077
2017	599,198
2018	299,600
Intangible assets, Total	$ 11,817,596	$ 594,971

ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Intangible Assets Net Excluding Goodwil [Line Items]
Accumulated amortization	$ 2,847,773	$ 1,362,282	$ 0

GOODWILL (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Goodwill [Line Items]
Balance at beginning of year	$ 27,588,883	$ 0
Goodwill acquired (note 3)	39,751,123	27,588,883
Translation adjustments	(1,552,986)	0
Balance at end of year	$ 65,787,020	$ 27,588,883

INVESTMENTS IN EQUITY AND COST INVESTEES (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Apr. 30, 2013 Southcon Development Sdn Bhd [Member]	Jun. 30, 2013 Equity Method Investments [Member]	Jun. 30, 2012 Equity Method Investments [Member]	Jun. 30, 2013 Equity Method Investments [Member] China Techenergy Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] China Techenergy Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] Beijing Hollysys Electric Motor Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Hollysys Electric Motor Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] Beijing Ipe Biotechnology Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Ipe Biotechnology Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] New Huake Electric Technology Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] New Huake Electric Technology Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] Beijing Hollysys Machine Automation Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Hollysys Machine Automation Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] Southcon Development Sdn Bhd [Member]	Jun. 30, 2013 Cost-method Investments [Member]	Jun. 30, 2012 Cost-method Investments [Member]	Jun. 30, 2013 Cost-method Investments [Member] Shenhua Hollysys Information Technology Co Ltd [Member]	Jun. 30, 2012 Cost-method Investments [Member] Shenhua Hollysys Information Technology Co Ltd [Member]	Jun. 30, 2013 Cost-method Investments [Member] Zhongjijing Investment Consulting Co Ltd [Member]	Jun. 30, 2012 Cost-method Investments [Member] Zhongjijing Investment Consulting Co Ltd [Member]	Jun. 30, 2013 Cost-method Investments [Member] Heilongjiang Ruixing Technology Co Ltd [Member]	Jun. 30, 2012 Cost-method Investments [Member] Heilongjiang Ruixing Technology Co Ltd [Member]	Jun. 30, 2013 Cost-method Investments [Member] Zhejiang Sanxin Engineering Co Ltd [Member]	Jun. 30, 2012 Cost-method Investments [Member] Zhejiang Sanxin Engineering Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)			30.00%			40.00%	40.00%	40.00%	40.00%	23.39%	23.39%	37.50%	37.50%	30.00%	30.00%	30.00%
Long-term investment,at cost, less impairment				$ 9,291,241	$ 8,799,902	$ 5,826,468	$ 5,691,790	$ 857,161	$ 837,348	$ 1,596,186	$ 1,559,290	$ 242,770	$ 237,158	$ 485,539	$ 474,316	$ 283,117
Share of undistributed profits				6,724,777	4,234,417	2,917,828	943,733	2,863,374	2,421,214	1,666,155	1,354,973	(242,770)	(237,158)	(450,675)	(248,345)	(29,135)
Advances to investee company				47,713	46,610	47,713	46,610
Total	16,063,731	13,080,929		16,063,731	13,080,929	8,792,009	6,682,133	3,720,535	3,258,562	3,262,341	2,914,263	0	0	34,864	225,971	253,982
Interest held (in percentage)																			20.00%	20.00%	5.00%	5.00%	8.31%	8.31%	6.00%	6.00%
Long-term investment, at cost, less impairment																	3,715,808	2,996,638	1,541,005	1,505,385	323,693	316,211	1,754,003	1,080,179	97,107	94,863
Total	$ 3,715,808	$ 2,996,638															$ 3,715,808	$ 2,996,638	$ 1,541,005	$ 1,505,385	$ 323,693	$ 316,211	$ 1,754,003	$ 1,080,179	$ 97,107	$ 94,863

INVESTMENTS IN EQUITY AND COST INVESTEES (Details Textual)	1 Months Ended		12 Months Ended								1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended
	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Feb. 29, 2012 USD ($)	Feb. 29, 2012 CNY	Apr. 30, 2011 Maximum [Member]	Apr. 30, 2011 Minimum [Member]	Jun. 30, 2013 Shenhua Hollysys Information Technology Co., Ltd.	Nov. 30, 2011 China Techenergy Co., Ltd [Member] USD ($)	Nov. 30, 2011 China Techenergy Co., Ltd [Member] CNY	Jun. 30, 2012 China Techenergy Co., Ltd [Member] USD ($)	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] CNY	Jun. 30, 2012 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Feb. 29, 2012 Beijing Hollysys Machine Automation Co Ltd [Member] USD ($)	Feb. 29, 2012 Beijing Hollysys Machine Automation Co Ltd [Member] CNY	Apr. 30, 2013 Southcon Development Sdn Bhd [Member]	Jun. 30, 2013 Heilongjiang Ruixing Technology Co. [Member] USD ($)	Feb. 29, 2012 Hollysys Machine [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Disposal Percentage											10.00%	10.00%		20.00%	20.00%
Equity Method Investment, Ownership Percentage								28.04%	23.39%	20.00%	50.00%	50.00%	40.00%						30.00%		30.00%
Sale Of Equity Method Investment For Cash Consideration											$ 4,395,326	27,800,000		$ 44,381	280,700
Cost-method Investments, Realized Losses													2,047,016			3,039
Capital						476,493	3,000,000										1,588,310	10,000,000
Equity Method Investments Third Party	4,525,843	30,000,000
Gain (Loss) on Sale of Equity Investments					756,619
Proceeds from Equity Method Investment, Dividends or Distributions																				833,567
Impairment Loss On Investment In Cost Method Investee			0	0	165,948
Impairment Loss On Investment In Equity Investees			$ 0	$ 0	$ 0
Equity method investment remaining percentage			80.00%

WARRANTY LIABILITIES (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Warranty Liability [Line Items]
Beginning balance	$ 3,575,920	$ 2,798,800
Expense accrued	1,502,131	3,031,835
Expense incurred	(1,206,893)	(2,319,630)
Exchange difference	89,483	64,915
Closing balance	3,960,641	3,575,920
Less: current portion of warranty liabilities	1,865,784	3,575,920
Long-term warranty liabilities	$ 2,094,857	$ 0

SHORT-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Short-term Debt [Line Items]
Short-term bank loans	$ 8,329,263	$ 0
Secured Debt, Current	4,645,907
Pledge Of Guarantee Amount	4,855,390
Borrowings under Guaranteed Investment Agreements	1,334,025
Property Plant And Equipment Pledged For Short Term Loans	1,125,846	0
Deferred Costs Leasing Total	2,118,147	0
Interest Expense	$ 391,785	$ 557,333	$ 117,507
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.84%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.97%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.07%

LONG-TERM BANK LOANS (Details) (USD $)	Jun. 30, 2013		Jun. 30, 2012
Debt Instrument [Line Items]
Loans Payable to Bank	$ 27,775,813		$ 32,556,042
Less: current portion	8,671,080		7,914,668
Long-term bank loans	19,104,733		24,641,374
RMB-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	25,086,183	[1]	32,411,580	[1]
SGD- denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	562,646	[2]	0	[2]
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 2,126,984	[3]	$ 144,462	[3]

[1]	The RMB denominated loan is repayable in 11 installments by March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $41,111,270 and $40,399,057 as of June 30, 2012 and 2013, respectively.
[2]	The SGD denominated loans, assumed in the acquisition of Bond, are repayable in 22 to 68 installments by February 8, 2019. For the year ended June 30, 2013, the effective interest rates ranged from 4.18% to 5.0% per annum. The borrowing is secured by a mortgage of BMSG’s building, vehicles, and prepaid land leases in Singapore, with a total carrying value of $5,305,234 as of June 30, 2013.
[3]	The MYR denominated loans represent $134,748 and $1,992,236 of loans assumed in the acquisitions of Concord and Bond, respectively. They are repayable in 12 to 116 installments by February 28, 2023. For the year ended June 30, 2013, the effective interest rates ranged from 4.06% to 8.6% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with a total carrying value of $4,750,707 as of June 30, 2013.

LONG-TERM BANK LOANS (Details 1) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
2014	$ 8,671,080
2015	8,824,411
2016	9,381,898
2017	425,257
2018	414,471
2019 and onwards	58,696
Loans Payable to Bank	$ 27,775,813	$ 32,556,042

LONG-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 2,118,147		$ 0
Interest Payable	2,196,597		2,642,998		2,396,133
Interest Expense, Debt	1,777,882		2,540,421		2,085,582
Loans Payable to Bank	27,775,813		32,556,042
Construction in Progress [Member]
Debt Instrument [Line Items]
Accumulated Capitalized Interest Costs	418,715		102,577		310,551
RMB-denominated loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	5.94%
Secured Long-term Debt, Noncurrent	40,399,057		41,111,270
Loans Payable to Bank	25,086,183	[1]	32,411,580	[1]
SGD- denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	5,305,234
Loans Payable to Bank	562,646	[2]	0	[2]
SGD- denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	5.00%
Number Of Installments On Repayable Of Long Term Bank Loans	68
SGD- denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.18%
Number Of Installments On Repayable Of Long Term Bank Loans	22
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	4,750,707
Loans Payable to Bank	2,126,984	[3]	144,462	[3]
MYR-denominated loan [Member] | Concord [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	134,748
MYR-denominated loan [Member] | Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 1,992,236
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	8.60%
Number Of Installments On Repayable Of Long Term Bank Loans	116
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.06%
Number Of Installments On Repayable Of Long Term Bank Loans	12

[1]	The RMB denominated loan is repayable in 11 installments by March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $41,111,270 and $40,399,057 as of June 30, 2012 and 2013, respectively.
[2]	The SGD denominated loans, assumed in the acquisition of Bond, are repayable in 22 to 68 installments by February 8, 2019. For the year ended June 30, 2013, the effective interest rates ranged from 4.18% to 5.0% per annum. The borrowing is secured by a mortgage of BMSG’s building, vehicles, and prepaid land leases in Singapore, with a total carrying value of $5,305,234 as of June 30, 2013.
[3]	The MYR denominated loans represent $134,748 and $1,992,236 of loans assumed in the acquisitions of Concord and Bond, respectively. They are repayable in 12 to 116 installments by February 28, 2023. For the year ended June 30, 2013, the effective interest rates ranged from 4.06% to 8.6% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with a total carrying value of $4,750,707 as of June 30, 2013.

FAIR VALUE MEASUREMENT (Details) (Bond [Member], USD $)	Jun. 30, 2013		Apr. 01, 2013
Liabilities:
Acquisition-related consideration	$ 22,691,010		$ 21,836,461
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Acquisition-related consideration	0	[1]
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Acquisition-related consideration	0	[1]
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Acquisition-related consideration	$ 22,691,010

[1]	Acquisition-related consideration represents the fair value of Incentive Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. The significant unobservable inputs used in the fair value measurement of the acquisition-related consideration include the probability weighting of forecasted future net income performance and forecasted future CAGR performance of Bond, which are based on assumptions developed by management. Significant changes in forecasted net income and forecasted CAGR of Bond would result in a significantly higher or lower fair value measurement. As of April 1, 2013 and June 30, 2013, the fair value of the acquisition-related consideration in connection with Bond totaled $21,836,461 and $22,691,010, respectively.

FAIR VALUE MEASUREMENT (Details 1) (Contingent Consideration Liability [Member], Bond [Member], USD $)	Jun. 30, 2013	Apr. 01, 2013	Jun. 30, 2013 Other Expense [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial recognition as at acquisition date of April 1, 2013	$ 22,691,010	$ 21,836,461
Change in fair-value (included within other expenses, net)			854,549
Balance as at June 30, 2013	$ 22,691,010	$ 21,836,461

FAIR VALUE MEASUREMENT (Details Textual) (Bond [Member], USD $)	Jun. 30, 2013	Apr. 01, 2013
Bond [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Classified as Equity, Fair Value Disclosure	$ 22,691,010	$ 21,836,461

STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended
	Aug. 31, 2010	Jun. 30, 2013	Aug. 31, 2010 Preferred Class [Member]	Jun. 30, 2013 2010 Rights Plan [Member]	Sep. 02, 2011 Concord [Member]	Jun. 30, 2011 Concord [Member]	May 30, 2013 Bond [Member]	Apr. 01, 2013 Bond [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				20.00%		100.00%		100.00%
Percentage Of Tender Offer For Ordinary Shares				20.00%
Percentage Of Ordinary Shares Acquiring Discount				50.00%
Business Acquisition, Share Price (in dollars per share)			$ 160
Business Acquisition, Equity Interest Issued Or Issuable, Number Of Shares					1,006,788		1,407,907
Dividend Conversion Ratio Preferred Share Purchase For Each Outstanding Ordinary Share	1
Right Entitled To Buy Share Of Preferred Stock	1
Ratio Of Market Value Of Shareholders Right To Purchase Ordinary Shares To Exercise Price		2

SHARE-BASED COMPENSATION EXPENSES (Details) (Share Options [Member], USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	138,000
Number of shares, Exercised	138,000
Number of shares, Outstanding	0	138,000
Number of shares, Vested and expected to vest	0
Number of shares, Exercisable	0
Weighted average exercise price, Outstanding (in dollars per share)	$ 7.01
Weighted average exercise price, Exercised (in dollars per share)	$ 7.01
Weighted average exercise price, Outstanding (in dollars per share)	$ 0	$ 7.01
Weighted average exercise price, Vested and expected to vest (in dollars per share)	$ 0
Weighted average exercise price, Exercisable (in dollars per share)	$ 0
Weighted average remaining contractual life (years), Outstanding	0 years	8 months 23 days
Weighted average remaining contractual life (years), Exercised	0 years
Weighted average remaining contractual life (years), Vested and expected to vest	0 years
Weighted average remaining contractual life (years), Exercisable	0 years
Aggregate intrinsic value, Outstanding (in dollars)	$ 208,380
Aggregate intrinsic value, Exercised (in dollars)	663,330	1,860,782	2,640,820
Aggregate intrinsic value, Outstanding (in dollars)	0	208,380
Aggregate intrinsic value, Vested and expected to vest (in dollars)	0
Aggregate intrinsic value, Exercisable (in dollars)	$ 0

SHARE-BASED COMPENSATION EXPENSES (Details 1)	12 Months Ended
Jun. 30, 2013
Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	283,200
Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	283,200
Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	849,600
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	944,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	283,200
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	283,200
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	377,600
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	236,000
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	236,000
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	236,000
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	236,000

SHARE-BASED COMPENSATION EXPENSES (Details 2) (Performance Shares [Member], USD $)	1 Months Ended	12 Months Ended
	Feb. 20, 2012	Jun. 30, 2013	Jun. 30, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding		1,476,000
Number of shares, Granted	1,476,000	0
Number of shares, Exercised		0
Number of shares, Forfeited or expired		0
Number of shares, Outstanding		1,476,000	1,476,000
Number of shares, Vested and expected to vest		944,000
Number of shares, Exercisable		0
Weighted average exercise price, Outstanding (in dollars per share)		$ 9.29
Weighted average exercise price, Granted (in dollars per share)	$ 9.29	$ 0
Weighted average exercise price, Exercised (in dollars per share)		$ 0
Weighted average exercise price, Forfeited or expired (in dollars per share)		$ 0
Weighted average exercise price, Outstanding (in dollars per share)		$ 9.29	$ 9.29
Weighted average exercise price, Vested and expected to vest (in dollars per share)		$ 9.29
Weighted average exercise price, Exercisable (in dollars per share)		$ 0
Weighted average remaining contractual life (years), Outstanding		3 years 7 months 20 days	4 years 7 months 20 days
Weighted average remaining contractual life (years), Granted		0 years
Weighted average remaining contractual life (years), Exercised		0 years
Weighted average remaining contractual life (years), Forfeited or expired		0 years
Weighted average remaining contractual life (years), Vested and expected to vest		3 years 7 months 20 days
Weighted average remaining contractual life (years), Exercisable		0 years
Aggregate intrinsic value, Outstanding (in dollars)		$ 0
Aggregate intrinsic value, Granted (in dollars)		0
Aggregate intrinsic value, Forfeited or expired (in dollars)		0
Aggregate intrinsic value, Forfeited or expired (in dollars)		0
Aggregate intrinsic value, Outstanding (in dollars)		4,605,120	0
Aggregate intrinsic value, Vested and expected to vest (in dollars)		2,945,280
Aggregate intrinsic value, Exercisable (in dollars)		$ 0

SHARE-BASED COMPENSATION EXPENSES (Details 3) (Performance Shares [Member])	1 Months Ended
Feb. 20, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	0.71%
Expected life (in years)	4 years 2 months 1 day
Weighted average expected volatility	62.64%
Expected dividends	0.00%

SHARE-BASED COMPENSATION EXPENSES (Details 4) (Restricted Stock [Member], USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Vested	22,500
Number of restricted shares, Un-vested	18,125	40,625
Weighted average grant date fair value, Vested (in dollars per share)	$ 12.57
Weighted average grant date fair value, Un-vested (in dollars per share)	$ 11.86	$ 12.25

SHARE-BASED COMPENSATION EXPENSES (Details Textual) (USD $)	12 Months Ended			1 Months Ended									12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Feb. 20, 2012 Service and Performance Conditions 1 [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] EPS Threshold One [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] EPS Threshold Two [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] EPS Threshold Three [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] Options Vest One [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] Options Vest Two [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] Options Vest Three [Member]	Feb. 20, 2012 Service and Manager's Performance Condition 1 [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 02, 2011 Restricted Stock [Member] Director [Member]	Feb. 01, 2011 Restricted Stock [Member] Director [Member]	Jan. 31, 2011 Restricted Stock [Member] Director [Member]	Jun. 30, 2011 Restricted Stock [Member] Director [Member]	Feb. 20, 2012 Performance Shares [Member]	Jun. 30, 2013 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member]	Jun. 30, 2011 Performance Shares [Member]	Jun. 30, 2013 Performance Shares [Member] EPS Threshold Three [Member]	Jun. 30, 2013 Performance Shares [Member] Options Vest Four [Member]	Jun. 30, 2013 Incentive Shares [Member]	Jun. 30, 2012 Incentive Shares [Member]	Jun. 30, 2013 Share Options [Member]	Jun. 30, 2012 Share Options [Member]	Jun. 30, 2011 Share Options [Member]	Sep. 20, 2007 Stock Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																															3,000,000
Issuance of ordinary shares upon vesting of restricted shares (in shares)																30,000	22,500	15,000	67,500
Weighted average exercise price, Granted (in dollars per share)																				$ 9.29	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period																				5 years
Aggregate intrinsic value, Forfeited or expired																					$ 0							$ 663,330	$ 1,860,782	$ 2,640,820
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options													187,591								2,173,269							0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition													8 months 12 days								2 years 7 months 6 days
Share-Based Compensation	1,599,496	1,139,368	551,966										1,316,572	654,318	0						282,924	282,924	95,338			0	0	0	202,125	456,628
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																					$ 9.15	$ 9.15	$ 0			$ 9.06
Targeted Net Income Thresholds In Year One																											10,000,000
Targeted Net Income Thresholds In Year Two																										11,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in shares)																										755,090	755,091
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value													282,925	255,621	95,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		2,496,360	2,036,420																		0	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)				60,000																1,476,000	0					1,510,181
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments	$ 0
Restricted Shares Vested Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)				30,000	1,416,000	944,000	236,000	236,000	283,200	283,200	849,600	60,000													472,000
Cliff Vest Date After Grant Date				36 months
Exercisable Terms				60 months
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum						15.00%	20.00%	25.00%
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Maximum						20.00%	25.00%																	20.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term									24 months	36 months	48 months									4 years 2 months 1 day					60 years
Number Of Selling Shareholders																										2
Service Period																										2 years
Stock issued during period shares stock options exercised (in shares)																					0							138,000
Number Of Options Cliff Vested (in shares)				60,000

EMPLOYEE BENEFITS (Details Textuals) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Pension Expense	$ 15,031,361	$ 11,980,634	$ 8,661,442

INCOME TAX (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule Of Income Tax Disclosure [Line Items]
PRC	$ 67,927,931	$ 70,490,625	$ 49,016,069
Non-PRC	(7,310,250)	(3,564,560)	(1,106,988)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 60,617,681	$ 66,926,065	$ 47,909,081

INCOME TAX (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	$ 10,052,627	$ 8,828,453	$ 7,634,494
Deferred income tax (benefit) expense	(1,955,829)	1,523,865	(1,190,527)
Effective income tax expense	$ 8,096,798	$ 10,352,318	$ 6,443,967

INCOME TAX (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Statutory Tax Rate Prc [Line Items]
Income before income taxes	$ 60,617,681	$ 66,926,065	$ 47,909,081
Expected income tax expense at statutory tax rate in PRC	15,154,420	16,731,517	11,977,270
Effect of different tax rates in various jurisdictions	897,861	417,565	15,070
Effect of preferential tax treatment	(5,993,792)	(6,551,269)	(5,768,020)
Effect of non-taxable income	(5,006,072)	(3,705,244)	(1,792,868)
Effect of additional deductible research and development expenses	(2,743,444)	(1,690,928)	(860,736)
Effect of non-deductible expenses	6,435,577	4,399,717	882,370
Under/(over) provision of income tax in previous years	(2,968,007)	(400,446)	792,662
Change in valuation allowance	2,232,838	0	149,420
Utilization of tax loss previously not recognized	0	0	(40,019)
Tax rate differential on deferred tax items	(699,417)	0	0
Withholding tax on dividend paid by subsidiary	1,248,355	0	1,077,377
Recognition of temporary difference not recognized in previous years	(286,776)	1,222,667	0
Others	(174,745)	(71,261)	11,441
Income tax expenses	$ 8,096,798	$ 10,352,318	$ 6,443,967

INCOME TAX (Details 3) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets-current
Allowance for doubtful accounts	$ 4,577,626	$ 2,477,942
Inventory provision	217,864	404,846
Provision for contract loss	332,547	0
Long-term assets	45,577	74,169
Deferred revenue	4,096,415	2,653,707
Deferred subsidies	786,545	661,981
Warranty liabilities	376,780	539,189
Recognition of intangible assets	389,967	326,552
Accrued payroll	726,286	511,593
Net operating loss carry forward	2,788,042	700,979
Less: valuation allowance	(2,232,838)	0
Total deferred tax assets-current	12,104,811	8,350,958
Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(11,230,330)	(7,590,901)
Others	(27,068)	(358,296)
Total deferred tax liabilities-current	(11,257,398)	(7,949,197)
Net deferred tax assets-current	3,033,931	772,061
Net deferred tax liabilities-current	(2,186,518)	(370,300)
Deferred tax assets, non-current
Long-term assets	477,000	495,865
Deferred subsidies	1,762,664	381,596
Recognition of intangible assets	446,413	573,710
Warranty liabilities	523,714	0
Total deferred tax assets-non-current	3,209,791	1,451,171
Deferred tax liabilities-non-current
Share of net gains of equity investees	(1,715,240)	(1,036,772)
Property, plant and equipment	(306,183)	0
Intangible assets	(2,966,515)	0
Total deferred tax liabilities-non-current	(4,987,938)	(1,036,772)
Net deferred tax assets-non-current	1,494,551	414,399
Net deferred tax liabilities-non-current	$ (3,272,698)	$ 0

INCOME TAX (Details Textual)	1 Months Ended	12 Months Ended					12 Months Ended															12 Months Ended				12 Months Ended		1 Months Ended			12 Months Ended									1 Months Ended		12 Months Ended												12 Months Ended
	Jan. 01, 2008 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2013 Net Income Per Share Basic [Member] USD ($)	Jun. 30, 2012 Net Income Per Share Basic [Member] USD ($)	Jun. 30, 2011 Net Income Per Share Basic [Member] USD ($)	Jun. 30, 2013 Net Income Per Share Diluted [Member] USD ($)	Jun. 30, 2012 Net Income Per Share Diluted [Member] USD ($)	Jun. 30, 2011 Net Income Per Share Diluted [Member] USD ($)	Jun. 30, 2013 Singapore [Member]	Jun. 30, 2013 Malaysia [Member]	Jun. 30, 2013 Hong Kong [Member] USD ($)	Jun. 30, 2012 Hong Kong [Member] USD ($)	Jun. 30, 2011 Hong Kong [Member] USD ($)	Jun. 30, 2013 Macau [Member] Minimum [Member]	Jun. 30, 2013 Dubai [Member] USD ($)	Jun. 30, 2012 Dubai [Member] USD ($)	Jun. 30, 2011 Dubai [Member] USD ($)	Jun. 30, 2013 Gifted Time Holdings Limited [Member] USD ($)	Jun. 30, 2013 Gifted Time Holdings Limited [Member] CNY	Jan. 31, 2011 Gifted Time Holdings Limited [Member] USD ($)	Jan. 31, 2011 Gifted Time Holdings Limited [Member] CNY	Dec. 31, 2012 Beijing S&T [Member] USD ($)	Dec. 31, 2011 Beijing S&T [Member] USD ($)	Dec. 31, 2011 Beijing Hollysys Co., Ltd [Member]	Jan. 31, 2011 Beijing Hollysys Co., Ltd [Member]	Jan. 01, 2008 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2013 Beijing Hollysys Co., Ltd [Member]	Jun. 30, 2013 Beijing Hollysys Co., Ltd [Member] USD ($)	Dec. 31, 2012 Beijing Hollysys Co., Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2011 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2010 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2009 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2008 Beijing Hollysys Co., Ltd [Member]	Jun. 30, 2013 Beijing Hollysys Co., Ltd [Member] CNY	Jan. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jan. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Dec. 31, 2013 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2013 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jun. 30, 2013 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Dec. 31, 2012 Hangzhou Hollysys Automation Co., Ltd [Member]	Dec. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jun. 30, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Dec. 31, 2010 Hangzhou Hollysys Automation Co., Ltd [Member]	Dec. 31, 2009 Hangzhou Hollysys Automation Co., Ltd [Member]	Dec. 31, 2008 Hangzhou Hollysys Automation Co., Ltd [Member]	Jan. 31, 2011 Hollysys Group [Member] USD ($)	Jan. 31, 2011 Hollysys Group [Member] CNY	Jun. 30, 2013 People Republic Of China Subsidiaries [Member]	Jun. 30, 2011 People Republic Of China Subsidiaries [Member]	Dec. 31, 2008 People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential																																15.00%										15.00%			15.00%	15.00%			10.00%	10.00%	10.00%
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)		$ 5,993,792		$ 6,551,269	$ 5,768,020																					$ 1,634,171	$ 1,634,171
Impact Of Tax Holidays and Concessions On Earnings Per Share (in dollars per share)							$ 0.11	$ 0.12	$ 0.11	$ 0.11	$ 0.12	$ 0.1
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions																													60.00%
Dividends, Common Stock (in dollars)																						12,483,550										18,725,325								26,934,436	178,537,603		31,208,875	195,000,000
Dividends Payable, Current (in dollars)																							78,000,000	10,773,774	71,415,041							18,725,325							117,000,000				12,483,550									16,160,662	107,122,562
Withheld Income Tax On Distributable Dividend (in dollars)																																															1,077,377	7,141,504
Withheld Income Tax Rate On Distributable Dividend																																																						10.00%	10.00%
Undistributed Earnings of Foreign Subsidiaries (in dollars)		197,739,789	1,351,472,614	187,513,234		1,186,002,455
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent													17.00%	25.00%	16.50%			0.00%										15.00%						10.00%	10.00%																					25.00%
Operating Loss Carryforwards (in dollars)		12,922,377
Operating Loss Carry Forwards Expiration Year		2018	2018
Commencing period 1																														3 years
Commencing period 2																													3 years
EIT tax rate applicable																															15.00%		15.00%		15.00%	15.00%	15.00%	15.00%
EIT tax rate paid																																	15.00%		15.00%
Withholding tax rate profits of subsidiaries earned	10.00%
Deferred taxes provided for dividend withholding taxes payable	0
Accrued Income Taxes															0	0	0		0	0	0
Income (Loss) from Operations before Extraordinary Items, Total															0	0	0
Withholding Tax On Dividend Paid By Subsidiary		1,248,355	7,800,000
Income Tax Examination, Penalties and Interest Accrued, Total		$ 0		$ 0	$ 0

INCOME PER SHARE (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Numerator:
Net income attributable to Hollysys Automation Technologies Ltd (in dollars)	$ 51,994,402	$ 56,221,847	$ 41,469,998
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	56,167,592	55,659,765	54,564,842
Effect of dilutive securities share options	206,506	148,139	382,070
Restricted shares	38,371	20,457	2,368
Weighted average ordinary shares outstanding used in computing diluted income per share	56,412,469	55,828,361	54,949,280
Income per share - basic (in dollars per share)	$ 0.93	$ 1.01	$ 0.76
Income per share - diluted (in dollars per share)	$ 0.92	$ 1.01	$ 0.75

RELATED PARTY TRANSACTIONS (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Due from Related Parties	$ 26,511,454	$ 16,336,558
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	23,391,167	14,850,375
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due from Related Parties	2,157,094	1,183,660
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due from Related Parties	352,119	297,622
Electric Motor [Member]
Related Party Transaction [Line Items]
Due from Related Parties	462	0
Zhejiang Sanxin [Member]
Related Party Transaction [Line Items]
Due from Related Parties	10,304	0
Hollysys Equipment [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	4,901
Ruixing [Member]
Related Party Transaction [Line Items]
Due from Related Parties	199,045	0
Swee Yong Chim [Member]
Related Party Transaction [Line Items]
Due from Related Parties	200,631	0
Yoon Fah Chim [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 200,632	$ 0

RELATED PARTY TRANSACTIONS (Details 1) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Due to Related Parties	$ 2,080,869	$ 1,964,275
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due to Related Parties	1,351,199	1,544,464
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	691,360	401,719
Electric Motor [Member]
Related Party Transaction [Line Items]
Due to Related Parties	27,393	16,224
Hollysys Equipment [Member]
Related Party Transaction [Line Items]
Due to Related Parties	0	1,821
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due to Related Parties	10,915	45
New Huake [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 2	$ 2

RELATED PARTY TRANSACTIONS (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 1,475,149	$ 72,774	$ 3,064,587
Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	1,475,149	72,774	3,064,587
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	68,336	31,729	34,085
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	364,537	41,045	2,151,391
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	972,508	0	0
New Huake [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 69,768	$ 0	$ 879,111

RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 1,475,149	$ 72,774	$ 3,064,587
Shenhua Information [Member] | Building [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 0	$ 0	$ 3,608,675

RELATED PARTY TRANSACTIONS (Details 4) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 65,926	$ 45,475	$ 0
Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	19,557,123	5,366,787	4,298,063
China Techenergy [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	17,059,714	3,657,215	3,557,125
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	1,936,273	1,411,274	727,460
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	557,243	296,523	0
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 3,893	$ 1,775	$ 13,478

RELATED PARTY TRANSACTIONS (Details 5) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 65,926	$ 45,475	$ 0
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 65,926	$ 45,475	$ 0

RELATED PARTY TRANSACTIONS (Details Textual)	Jun. 30, 2013 Shenhua Information Beijing Hollysys [Member]	Jun. 30, 2013 New Huake Beijing Hollysys [Member]	Jun. 30, 2013 China Techenergy Beijing Hollysys [Member]	Jun. 30, 2013 Electric Motor Beijing Hollysys [Member]	Jun. 30, 2013 Zhejiang Sanxin Hangzhou Hollysys [Member]	Jun. 30, 2011 Hollysys Equipment Beijing Hollysys [Member]	Jun. 30, 2013 Hollysys Machine Hollysys Investment [Member]	Jun. 30, 2013 Southcon Bond M And E SdnBhd [Member]	Jun. 30, 2013 Heilongjiang Ruixing Technology Co., Ltd.("Ruixing") Beijing Hollysys [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	20.00%	37.50%	40.00%	40.00%	6.00%	20.00%	30.00%	30.00%	8.31%

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2013
Operating Leases Future Minimum Payments Due [Line Items]
2014	$ 1,464,599
2015	884,833
2016	607,045
2017	$ 390,524

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 1,908,921	$ 1,570,900	$ 1,053,907
Commitments and contingencies
Outstanding Guarantees	42,209,859
Restricted Cash and Cash Equivalents	3,390,144	5,544,273
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	1,091,202
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	3,954,845
Yizhuang Facility Construction Phase II
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	$ 597,353

OPERATING LEASES AS LESSOR (Details) (Beijing Hollysys [Member], USD $)	Jun. 30, 2013
Beijing Hollysys [Member]
Operating Leases Future Minimum Payments Receivable [Line Items]
2014	$ 1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	$ 1,571,619

OPERATING LEASES AS LESSOR (Details Textual)	12 Months Ended
Jun. 30, 2013
Leases Operating [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	10 years
Percentage of Chinese Consumer Price Index Published By Government	5.00%

SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Revenues from external customers	$ 349,055,002	$ 321,703,932	$ 262,841,886
Cost of Revenue	225,386,314	195,357,182	171,713,170
Gross Profit	123,668,688	126,346,750	91,128,716
Industry Automation [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	211,713,204	190,251,683	142,323,167
Cost of Revenue	131,443,757	120,646,668	92,080,943
Gross Profit	80,269,447	69,605,015	50,242,224
Railroad Transportation Equipment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	82,343,769	100,946,417	116,492,723
Cost of Revenue	46,826,268	51,682,038	76,645,781
Gross Profit	35,517,501	49,264,379	39,846,942
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	36,131,813	1,967,767	0
Cost of Revenue	30,362,317	1,476,104	0
Gross Profit	5,769,496	491,663	0
Miscellaneous [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	18,866,216	28,538,065	4,025,996
Cost of Revenue	16,753,972	21,552,372	2,986,446
Gross Profit	$ 2,112,244	$ 6,985,693	$ 1,039,550

SEGMENT REPORTING (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 349,055,002	$ 321,703,932	$ 262,841,886
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	285,978,231	297,154,293	262,212,528
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 63,076,771	$ 24,549,639	$ 629,358

SEGMENT REPORTING (Details 2) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 111,905,518	$ 87,079,260
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	98,992,331	85,990,556
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 12,913,187	$ 1,088,704

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Prepaid expenses	$ 1,073,655	$ 876,363
Total current assets	546,448,188	437,672,433
Total assets	744,632,926	552,754,975
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expenses	8,966,026	6,448,623
Accrued liabilities	18,580,398	7,746,036
Total current liabilities	268,452,183	188,828,622
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, 55,998,917 and 57,554,824 shares issued and outstanding as of June 30, 2012 and 2013, respectively	57,555	55,999
Additional paid-in capital	170,779,250	151,305,146
Retained earnings	182,873,145	130,934,342
Accumulated other comprehensive income	36,871,667	32,714,556
Total equity	415,474,995	339,284,979	265,868,275	213,471,590
Total liabilities and equity	744,632,926	552,754,975
Parent Company [Member]
ASSETS
Amounts due from subsidiaries	115,549,945	109,290,207
Prepaid expenses	67,400	71,150
Total current assets	115,617,345	109,361,357
Investments in subsidiaries	298,462,924	229,258,171
Total assets	414,080,269	338,619,528
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expenses	36,000	39,000
Accrued liabilities	315,981	479,413
Total current liabilities	351,981	518,413
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, 55,998,917 and 57,554,824 shares issued and outstanding as of June 30, 2012 and 2013, respectively	57,555	55,999
Additional paid-in capital	197,534,586	178,060,482
Retained earnings	179,264,480	127,270,078
Accumulated other comprehensive income	36,871,667	32,714,556
Total equity	413,728,288	338,101,115
Total liabilities and equity	$ 414,080,269	$ 338,619,528

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 29,647,665	$ 26,025,459	$ 16,671,448
Loss from operations	57,702,105	65,438,184	44,690,766
Income before income taxes	60,617,681	66,926,065	47,909,081
Income tax expenses	8,096,798	10,352,318	6,443,967
Net income	51,994,402	56,221,847	41,469,998
Other comprehensive income, net of tax
Translation adjustments, net of nil tax	4,193,473	5,910,090	9,308,905
Comprehensive income	56,714,356	62,483,837	50,774,019
Hollysys Automation Technologies Ltd [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	2,824,293	2,805,380	1,962,495
Loss from operations	(2,824,293)	(2,805,380)	(1,962,495)
Other income, net	1,837,893	0	0
Equity in profit of subsidiaries	52,980,802	59,027,227	43,432,493
Income before income taxes	51,994,402	56,221,847	41,469,998
Income tax expenses	0	0	0
Net income	51,994,402	56,221,847	41,469,998
Other comprehensive income, net of tax
Translation adjustments, net of nil tax	4,157,111	5,888,744	9,273,152
Comprehensive income	$ 56,151,513	$ 62,110,591	$ 50,743,150

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2013 Parent Company [Member] USD ($)	Jun. 30, 2012 Parent Company [Member] USD ($)	Jun. 30, 2011 Parent Company [Member] USD ($)	Jun. 30, 2013 Parent Company [Member] CNY	Jun. 30, 2012 Parent Company [Member] CNY
Condensed Financial Information of Parent Company [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000	100,000,000
Common stock, shares issued (in shares)	57,554,824	55,998,917		57,554,824	55,998,917
Common stock, shares outstanding (in shares)	57,554,824	55,998,917		57,554,824	55,998,917
Amount Restricted To Transfer From Subsidiary To Parent				$ 217,075,165	$ 204,375,578		1,341,242,319	1,292,655,096
Net Cash Provided by (Used in) Operating Activities, Total	30,677,385	57,179,212	(1,793,491)	0	0	0
Net Cash Provided by (Used in) Investing Activities, Total	(12,101,087)	(27,892,165)	(29,071,216)	0	0	0
Net Cash Provided by (Used in) Financing Activities, Total	$ (3,715,454)	$ (25,335,120)	$ (2,760,031)	$ 0	$ 0	$ 0